   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2002



                           REGISTRATION NOS. 33-46488
                                    811-6603

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.



                        POST-EFFECTIVE AMENDMENT NO. 22


                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 26


                        (CHECK APPROPRIATE BOX OR BOXES)

                             PERFORMANCE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 737-3676

                              GEORGE STEVENS, ESQ.

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             STEVEN R. HOWARD, ESQ.

                    PAUL, WEISS, RIFKIND, WHARTON & GARRISON
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                   IT IS PROPOSED THAT THIS FILING WILL BECOME
                                   EFFECTIVE:


            [ ]  IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b)

               [X]  ON SEPTEMBER 30, 2002 PURSUANT TO RULE 485(b)

               [ ]  60 DAYS AFTER FILING PURSUANT TO RULE 485(a)

               [ ]  75 DAYS AFTER FILING PURSUANT TO RULE 485(a)

              [ ]  ON SEPTEMBER 30, 2002  PURSUANT TO RULE 485(a)

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
                FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                       THE U.S. TREASURY MONEY MARKET FUND

                      THE SHORT TERM GOVERNMENT INCOME FUND

                        THE INTERMEDIATE TERM INCOME FUND

                            THE LARGE CAP EQUITY FUND

                             THE MID CAP EQUITY FUND

                             THE LEADERS EQUITY FUND

                               CLASS A AND CLASS B
                                   PROSPECTUS

                                 OCTOBER 1, 2002

                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                   TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]

Carefully review this                             3  Overview
important section, for each
Fund's investment
strategies, risks, past
performance, and fees.
                                                MONEY MARKET FUNDS

                                      [ICON]

                                                  4  The Money Market Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                  6  The U.S. Treasury Money Market Fund -- Investment Objective,
                                                     Principal Investment Strategies and Principal Investment
                                                     Risks
                                                  7  Fees and Expenses
                                                BOND FUNDS

                                      [ICON]

                                                  8  The Short Term Government Income Fund -- Investment
                                                     Objectives, Principal Investment Strategies, Principal
                                                     Investment Risks and Performance Information
                                                 10  The Intermediate Term Income Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 12  Fees and Expenses
                                                EQUITY FUNDS

                                      [ICON]

                                                 13  The Large Cap Equity Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 15  The Mid Cap Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 17  The Leaders Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks
                                                 20  Fees and Expenses
                                                ADDITIONAL INFORMATION

                                      [ICON]

                                                 21  Investing for Defensive Purposes
                                                 21  Portfolio Turnover
                                                FUND MANAGEMENT

                                      [ICON]

Review this section for Fund                     22  Investment Adviser
Management details on the                        22  Portfolio Managers
people and organizations who                     23  Distributor and Administrator
oversee the Funds.
                                                SHAREHOLDER INFORMATION

                                      [ICON]

Review this section for                          24  Pricing of Fund Shares
shareholder information                          24  Purchasing and Adding to Your Shares
details on how shares are                        26  Selling Your Shares
valued, how to purchase,                         28  General Policies on Selling Shares
sell and exchange shares,                        30  Distribution Arrangements/Sales Charges
related fees and payments of                     32  Distribution and Service (12b-1) Fees
dividends and distributions.                     33  Exchanging Your Shares
                                                 34  Service Organizations
                                                 34  Dividends, Distributions and Taxes
                                                FINANCIAL HIGHLIGHTS

                                      [ICON]

                                                 35  Money Market Fund
                                                 36  Bond Funds
                                                 38  Equity Funds
                                                BACK COVER

                                      [ICON]

                                                     Where To Learn More About The Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES

   OVERVIEW

   This prospectus describes the following funds offered by Performance Funds Trust (the "Funds").
                                     MONEY MARKET FUNDS

                                     The Money Market Fund

                                     The U.S. Treasury Money Market Fund
                                     BOND FUNDS

                                     The Short Term Government Income Fund

                                     The Intermediate Term Income Fund
                                     EQUITY FUNDS

                                     The Large Cap Equity Fund

                                     The Mid Cap Equity Fund

                                     The Leaders Equity Fund

                                     On the following pages, you will find
                                     important information about each Fund,
                                     including:

                                     - the investment objective

                                     - principal investment strategy

                                     - principal risks

                                     - performance information and

                                     - fees and expense associated with each
                                       Fund

                                     The Funds are managed by Trustmark
                                     Financial Investment Advisors, Inc.
                                     ("Trustmark" or the "Adviser").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE MONEY MARKET FUNDS IF YOU:

        - have a low risk tolerance

        - are seeking preservation of capital

        - are investing short-term reserves

        - are willing to accept lower potential returns

   CONSIDER INVESTING IN THE BOND FUNDS IF YOU ARE:

        - looking to add a monthly income component to your portfolio

        - willing to accept the risks of price and dividend fluctuations

   CONSIDER INVESTING IN THE EQUITY FUNDS IF YOU ARE:
        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.

   The Fund invests in any instruments permitted under Federal rules governing money market funds, including: U.S. Government Securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

   The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Money Market Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the possibility that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the security's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to a lower return upon subsequent reinvestment of the principal.

   A full discussion of all permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods. The returns for Class B shares will be lower than the Class A returns shown in the Fund's bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
             FOR CLASS A SHARES
   [PERFORMANCE CHART]

1994                                                                             3.93%
95                                                                               5.58%
96                                                                               5.07%
97                                                                               5.16%
98                                                                               5.05%
99                                                                               4.69%
00                                                                               5.89%
01                                                                               3.58%



                                                                         Best quarter:      Q4       2000       1.52%
                                                                         Worst quarter:     Q4       2001       0.44%


                                           For the period January 1, 2002
                                           through June 30, 2002 the aggregate
                                           (non-annualized) total returns of the
                                           Fund's Class A Shares was 2.33%.

                                          AVERAGE ANNUAL TOTAL RETURNS
                                          (FOR THE PERIODS ENDING DECEMBER 31,
                                          2001)(1)


                                                                                                                      SINCE
                                                                                                  PAST    PAST 5    INCEPTION
                                                                                                  YEAR     YEARS     9/30/93
                                                                   Class A Shares                 3.58%     4.87%      4.81%
                                                                   Class B Shares
                                                                     (with applicable
                                                                     Contingent Deferred Sales
                                                                     Charge)                     (2.19)%    3.99%      4.48%



   (1) As of December 31, 2001 the 7-day current yields of the Fund's Class A and B shares were 1.27% and 0.52%, respectively. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday. The table above reflects the impact of any contingent deferred sales charges that apply to Class B shares of the Money Market Fund.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   THE U.S. TREASURY MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with liquidity and maximum safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities. U.S. Treasury Securities include bills, notes, bonds, and separately traded registered interest and principal securities.

   In managing the Fund, the portfolio manager focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   A full discussion of all permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   Performance information is not available for the Fund as it has not commenced operations as of the date of this prospectus.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                     FEE TABLE

                                                                                                   THE U.S. TREASURY MONEY MARKET
                                                              THE MONEY MARKET FUND                             FUND
                                                        CLASS A SHARES      CLASS B SHARES       CLASS A SHARES      CLASS B SHARES
    -------------------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases (as a % of offering price)                   0.00%               0.00%                0.00%               0.00%
    Maximum Deferred Sales Charge (Load)(1)                  0.00%               5.00%                0.00%               5.00%
    ANNUAL FUND OPERATING EXPENSES
      (expense that are deducted from fund
      assets)
    Management Fees                                          0.30%               0.30%                0.30%               0.30%
    Distribution and Service (12b-1) Fees                    0.35%               1.00%                0.35%               1.00%
    Other Expenses                                           0.25%               0.25%                0.25%               0.25%
                                                             ----                ----                 ----                ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)                  0.90%               1.55%                0.90%               1.55%
                                                             ====                ====                 ====                ====


   (1) A Contingent Deferred Sales Charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.



   (2) The Adviser, Administrator and Distributor are voluntarily waiving a portion of their advisory fee, administration fee and Class A Shares' 12b-1 fees, respectively for the Money Market Fund. Total Fund Operating Expenses for the Money Market Fund after these fee waivers for Class A Shares and Class B Shares are expected to be 0.67% and 1.42%, respectively. The fee waivers for the Money Market Fund may be revised or cancelled at any time. The annual fund operating expenses for the U.S. Treasury Money Market Fund are estimated for the current fiscal year.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUNDS' OPERATING EXPENSES.

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                  THE MONEY MARKET FUND         THE U.S. TREASURY MONEY MARKET FUND
                                                                    CLASS B                               CLASS B
                                                                     SHARES                               SHARES
                                             CLASS A    CLASS B     WITHOUT      CLASS A     CLASS B      WITHOUT
                                              SHARES     SHARES    REDEMPTION    SHARES      SHARES     REDEMPTION
    ---------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                   $   92     $  658      $  158      $   92      $  658       $  158
    THREE YEARS AFTER PURCHASE                $  287     $  790      $  490      $  287      $  790       $  490
    FIVE YEARS AFTER PURCHASE                 $  498     $1,045      $  845      $  498      $1,045       $  845
    TEN YEARS AFTER PURCHASE                  $1,108     $1,671      $1,671      $1,108      $1,671       $1,671

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE SHORT TERM GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES. As high a level of current income as is consistent with limiting the risk of potential loss.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.



   The Fund may also invest, under normal conditions, up to 20% of its assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be compatible in quality by the Adviser. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes".


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.


   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.


   If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   Two other principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   A full discussion of all permissible investments can be found in the SAI.
 8

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund's Class A Shares by showing changes in the Fund's performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Each of the Merrill Lynch 1-3 Year U.S. Treasury/Agency Index and the Lehman Brothers 1-3 Year Government Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.



                                                                         Best quarter:      Q3      2001       2.96%
                                                                         Worst quarter:     Q1      1994      -0.50%


                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 2.04%.(1)

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART]

1993                                                                             4.55%
94                                                                              -0.10%
95                                                                               9.51%
96                                                                               3.91%
97                                                                               6.03%
98                                                                               6.01%
99                                                                               2.35%
00                                                                               7.59%
01                                                                               7.36%

   (1) Excluding sales charges, which if included, would cause return(s) to be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001         ONE YEAR          FIVE YEARS          (JUNE 1, 1992)
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                          4.10%              5.22%                 5.00%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)          2.24%              3.17%                 2.96%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                   2.46%              3.13%                 2.97%
    --------------------------------------------------------------------------------------------------------------------
     LEHMAN BROS. 1-3 YEAR GOVERNMENT INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        8.53%              6.64%                 6.16%
                                                                  ------------------------------------------------------
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY/AGENCY INDEX              8.30%              6.59%                 6.15%
    --------------------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE INTERMEDIATE TERM INCOME FUND

   INVESTMENT OBJECTIVES. A high level of current income. Total return, within certain parameters, is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in U.S. Government Securities. The Fund will normally have a dollar weighted average portfolio maturity of 3-10 years.

   While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

        - current yield and yield to maturity

        - potential for capital gain


   The Fund may also invest under normal conditions, up to 35% of its total assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. There are no restrictions on the maturity of any individual investments of the Fund. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes".


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.


   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.


   If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   Two other principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally high for longer-term bonds.

   A full discussion of all permissible investments can be found in the SAI.
 10

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. Each of the Merrill Lynch Government/Corporate Master Index and the Lehman Brothers Government/Corporate Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, the Fund's performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART]

1993                                                                             10.54%
94                                                                               -4.95
95                                                                               16.77
96                                                                                1.12
97                                                                                8.97
98                                                                                8.22
99                                                                               -4.14
00                                                                               11.46
01                                                                                7.82

   (1) Excludes sales charges, which, if
       included, would cause returns to be
       lower.


                                                                         Best quarter:      Q2      1995       5.94%
                                                                         Worst quarter:     Q1      1994      -3.31%

                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 3.59%.(1)

   PERFORMANCE TABLE
   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.


                                                                                                        SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001         ONE YEAR          FIVE YEARS          (JUNE 1, 1992)
                                                                  ------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                          2.18%              5.19%                 5.72%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)          0.05%              2.79%                 3.40%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                   1.29%              3.02%                 3.41%
                                                                  ------------------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                          1.92%              5.46%                 6.03%
    --------------------------------------------------------------------------------------------------------------------
     LEHMAN BROS. GOVERNMENT CREDIT INDEX                           8.51%              7.36%                 7.49%
                                                                  ------------------------------------------------------
     MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        8.43%              7.41%                 7.53%
    --------------------------------------------------------------------------------------------------------------------


   (2) Return reflects performance after sales charges are deducted.
   (3) Return reflects contingent deferred sales charge.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                     FEE TABLE


                                                            THE SHORT TERM
                                                           GOVERNMENT INCOME      THE INTERMEDIATE TERM
                                                                 FUND                  INCOME FUND
                                                                CLASS A           CLASS A      CLASS B
                                                                SHARES             SHARES       SHARES
-------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES
     (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases(1)           3.00%              5.25%        0.00%
   Maximum Deferred Sales Charge (Load)(2)                       0.00%              0.00%        5.00%
   ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from fund assets)
   Management Fees                                               0.40%              0.50%(3)     0.50%(3)
   Distribution (12b-1) Fees                                     0.35%(3)           0.35%(3)     1.00%
   Other Expenses                                                0.31%              0.34%        0.34%
                                                                 ----               ----         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.06%(3)           1.19%(3)     1.84%(3)
                                                                 ====               ====         ====


   (1) Lower sales charges are available depending upon the amount invested. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."

   (2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.


   (3) The Adviser is voluntarily waiving a portion of the advisory fee of the Intermediate Term Income Fund and the Distributor is voluntarily waiving a portion of Class A Shares' 12b-1 fees of the Short Term Government Income and Intermediate Term Income Funds. Total Fund Operating Expenses after these fee waivers for Intermediate Term Income Fund's Class A Shares and Class B Shares are expected to be 1.04% and 1.79%, respectively, and 0.96% for the Short Term Government Income Fund's Class A Shares. These fee waivers may be revised or cancelled at any time.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                               THE INTERMEDIATE TERM
                                                   THE SHORT TERM                   INCOME FUND
                                                     GOVERNMENT                                     CLASS B
                                                    INCOME FUND                                      SHARES
                                                      CLASS A          CLASS A       CLASS B        WITHOUT
                                                       SHARES           SHARES        SHARES       REDEMPTION
    ---------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                            $  405           $  640        $  687         $  187
    THREE YEARS AFTER PURCHASE                         $  627           $  883        $  879         $  579
    FIVE YEARS AFTER PURCHASE                          $  867           $1,145        $1,195         $  995
    TEN YEARS AFTER PURCHASE                           $1,555           $1,892        $1,989         $1,989

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LARGE CAP EQUITY FUND

   INVESTMENT OBJECTIVES. Long-term capital appreciation. Income generation is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of large, well-established U.S. companies with market capitalization exceeding $3 billion at the time of purchase. The Fund's Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value;
   (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the securities' market value. Although the Fund anticipates it will invest primarily in companies found in the Standard and Poor's ("S&P") Composite 500(R) Index, it may also invest in smaller capitalization companies. The Adviser will consider selling securities which no longer meet the Fund's criteria for investing.


   The Fund may also invest, under normal market conditions, up to 20% of its assets in small capitalization stocks (i.e., stocks issued by companies with market capitalizations of less than $3 billion), foreign securities, American Depositary Receipts ("ADRs"), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.


   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   CAPITALIZATION RISK. Although the Fund invests only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART]

1993                                                                             11.75%
94                                                                               -4.01%
95                                                                               35.68%
96                                                                               23.49%
97                                                                               32.67%
98                                                                               28.45%
99                                                                               15.37%
00                                                                              -12.84%
01                                                                              -10.53%

   (1) Excludes sales charges, which if
   included, would cause returns to be
   lower.



                                                                         Best quarter:      Q4     1998      20.56%
                                                                         Worst quarter:     Q3     1998     (10.53)%



                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was
                                           (13.40)%.(1)


   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.

                                                                                                        SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001         ONE YEAR          FIVE YEARS          (JUNE 1, 1992)
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                         (15.23)%             7.76%                11.53%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)         (16.73)%             6.55%                10.20%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                   (7.93)%             6.36%                 9.51%
                                                                  ------------------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                         (15.31)%             8.27%                11.88%
    --------------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                       (11.88)%            10.70%                13.43%
    --------------------------------------------------------------------------------------------------------------------

   (2) Return reflects performance after sales charges are deducted.
   (3) Return reflects contingent deferred sales charge.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE MID CAP EQUITY FUND

   INVESTMENT OBJECTIVE. Growth of capital by attempting to outperform the S&P MidCap Index.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap Index. The Fund's Adviser selects stocks that it believes are undervalued, have the potential for future earnings growth and in the Adviser's opinion, are likely to outperform the S&P MidCap Index. The S&P MidCap Index contains 400 domestic stocks with market capitalization ranging from $262 million to $8.8 billion as of May 31, 2002.


   The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

   Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. The Adviser will consider selling those securities which no longer meet the Fund's criteria for market capitalization.

   The Fund may also invest, under normal market conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities/ADRs, equity securities of larger capitalized companies, convertible securities, money market instruments and stock or index options and futures contracts.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller and mid-sized companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. The S&P MidCap Index in the table below is an unmanaged index of 400 selected common stocks of mid sized companies. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART]

1995                                                                             35.66%
96                                                                               26.69%
97                                                                               31.45%
98                                                                                 5.4%
99                                                                               13.36%
00                                                                                3.91%

   (1) Excludes sales charges, which if
   included, would cause returns to be
   lower.


                                                                         Best quarter:      Q4      1998       19.42%
                                                                         Worst quarter:     Q3      1998      -15.51%

                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was -1.41%.(1)

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.

                                                                                                          SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001         ONE YEAR          FIVE YEARS         (FEBRUARY 24, 1999)
                                                                  ---------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                         (11.62)%             7.61%                  11.82%
                                                                  ---------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)         (14.29)%             4.89%                   9.60%
                                                                  ---------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                   (4.58)%             5.88%                   9.53%
                                                                  ---------------------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                         (11.33)%             8.00%                  12.23%
    ------------------------------------------------------------------------------------------------------------------------
     S&P MIDCAP INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        (0.61)%            16.12%                  15.77%
    ------------------------------------------------------------------------------------------------------------------------

   (2) Return reflects performance after sales charges are deducted.
   (3) Return reflects contingent deferred sales charges.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LEADERS EQUITY FUND

   INVESTMENT OBJECTIVE: Long-term capital appreciation. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES: The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 30-50 stocks and is considered a non-diversified Fund. As a non-diversified fund, the Fund may invest a substantial portion of its assets in a particular company or in a small number of companies. In selecting securities, the Adviser will pursue an investment blend of two types of stocks:


     - Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

     - Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.


   The Adviser uses a "bottom up" approach in selecting stocks which means that the Adviser looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its "bottom up" stock selection, the Adviser considers factors which (1) have contributed to a company's past or present stock price performance or (2) it believes will contribute to a company's future stock price performance. Such factors include the company's (1) solid fundamentals (e.g., a strong earnings, earnings growth and earnings resilience, (2) specific market expertise or dominance, (3) franchise durability and pricing power, (4) strong management. Based on the foregoing criteria, the companies selected by the Investment Adviser are included in the top quartile of stock price indexes or other unmanaged measures of such criteria. The Adviser considers these companies "Leaders" in their respective categories, whether a broad market, industry or sector category.


   The Fund usually will sell portfolio securities if:

     - the price of the security is overvalued

     - the companies' earnings are consistently lower than expected

     - more favorable opportunities are identified.


   The Fund may trade its investments without regard to the length of time they have been owned by the Fund. The Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders. See "Additional Information -- Portfolio Turnover". For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes".


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   GROWTH STOCKS. Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

   NON-DIVERSIFICATION RISK. The use of a focused investment strategy may increase the volatility of its investment performance, as the Fund may be more susceptible to risks associated with negative economic, political or regulatory developments affecting a single company, or a limited number of companies, than a more diversified portfolio. If the securities of a limited number of issuers in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of issuers.

   CAPITALIZATION RISK. Stocks of companies having capitalizations of less than $1 billion carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS


   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund's performance from year to year, and for the one year and since inception periods as compared to a broad-based securities index. Each of the Russell 1000 and Russell 1000 Growth Indexes in the table below is an unmanaged index. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.



       PERFORMANCE BAR CHART AND TABLE


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)

   [PERFORMANCE CHART]

01                                                                              -26.35%


   (1) Excludes sales charges, which if
   included, would cause returns to be
   lower.




                                                                         Best quarter:      Q4     2001       5.88%
                                                                         Worst quarter:     Q1     2001     -14.97%



                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was -6.71(1)


   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.

                                                                                        SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001         ONE YEAR           (SEPTEMBER 1, 2000)
                                                                  -------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                         (24.60)%                  (26.35)%
                                                                  ----------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)         (24.60)%                  (26.35)%
                                                                  ----------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                  (14.98)%                  (20.85)%
                                                                  ----------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                         (25.06)%                  (26.21)%
    ------------------------------------------------------------------------------------------------
     RUSSELL 1000 INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                       (12.45)%                  (18.73)%
                                                                  ----------------------------------
     RUSSELL 1000 GROWTH INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                       (20.42)%                  (34.68)%
    ------------------------------------------------------------------------------------------------

   (2) Return reflects performance after sales charges are deducted.
   (3) Return reflects contingent deferred sales charges.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

                                     FEE TABLE

                                                      THE LARGE CAP          THE MID CAP           THE LEADERS
                                                       EQUITY FUND           EQUITY FUND           EQUITY FUND
                                                   CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
    -------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases(1)                                   5.25%      0.00%      5.25%      0.00%      5.25%      0.00%
    Maximum Deferred Sales Charge (Load)(2)          0.00%      5.00%      0.00%      5.00%      0.00%      5.00%
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund
      assets)
    Management Fees                                  0.60%      0.60%      0.75%      0.75%      1.00%      1.00%
    Distribution and Service (12b-1) Fees            0.35%(3)   1.00%      0.35%(3)   1.00%      0.35%(3)   1.00%
    Other Expenses                                   0.30%      0.30%      0.38%      0.38%      0.69%      0.69%
                                                     ----       ----       ----       ----       ----       ----
    TOTAL ANNUAL FUND OPERATING EXPENSES             1.25%      1.90%      1.48%      2.13%      1.94%(3)   2.69%(3)
                                                     ====       ====       ====       ====
    FEE WAIVER(3)                                                                                0.44%      0.44%
                                                                                                 ----       ----
    NET ANNUAL FUND OPERATING EXPENSES(3)                                                        1.50%      2.25%
                                                                                                 ====       ====

   (1) Lower sales charges are available depending upon the amount invested. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."


   (2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.



   (3) The Distributor has voluntarily waived a portion of the Class A Shares' 12b-1 fee for each of the Equity Funds. The Leaders Equity Fund's Adviser is contractually limiting fees and expenses at least until September 30, 2003.



   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:



     - $10,000 INVESTMENT



     - 5% ANNUAL RETURN



     - REDEMPTION AT THE END OF EACH PERIOD



     - NO CHANGES IN THE FUND'S OPERATING EXPENSES



     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS



   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                        THE LARGE CAP                       THE MID CAP
                                         EQUITY FUND                        EQUITY FUND
                                                      CLASS B                            CLASS B
                                                       SHARES                             SHARES
                               CLASS A    CLASS B     WITHOUT     CLASS A    CLASS B     WITHOUT
                                SHARES     SHARES    REDEMPTION    SHARES     SHARES    REDEMPTION
    ----------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE     $  646     $  693      $  193      $  668     $  716      $  216
    THREE YEARS AFTER PURCHASE  $  901     $  897      $  597      $  968     $  967      $  667
    FIVE YEARS AFTER PURCHASE   $1,175     $1,226      $1,026      $1,291     $1,344      $1,144
    TEN YEARS AFTER PURCHASE    $1,957     $2,053      $2,053      $2,201     $2,297      $2,297

                                          THE LEADERS
                                          EQUITY FUND
                                                       CLASS B
                                                        SHARES
                                CLASS A    CLASS B     WITHOUT
                                 SHARES     SHARES    REDEMPTION
    --------------------------  -------------------------------------
    ONE YEAR AFTER PURCHASE      $  670     $  728      $  228
    THREE YEARS AFTER PURCHASE   $1,062     $1,094      $  794
    FIVE YEARS AFTER PURCHASE    $1,478     $1,586      $1,386
    TEN YEARS AFTER PURCHASE     $2,637     $2,808      $2,808

 [ICON]

 ADDITIONAL INFORMATION

   INVESTING FOR DEFENSIVE PURPOSES


   When the Adviser determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. Each of the Leaders Equity Fund and the Bond Funds may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If a Fund is investing defensively, it will not be pursuing its investment objective.


   PORTFOLIO TURNOVER

   The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. In the case of the Leaders Equity Fund, the Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

 [ICON]

 FUND MANAGEMENT

   INVESTMENT ADVISER

   Trustmark Investment Advisors, Inc. ("Trustmark" or "Adviser"), 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchases and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion. Prior to June 10, 2002, Trustmark Financial Services, Inc. served as investment adviser to the Funds.

   As of June 30, 2002 Trustmark had assets under management of approximately $2.2 billion with $1.2 billion in the Performance Funds. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2002, Trustmark National Bank has approximately $7.3 billion in assets under management. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

   For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2002:


                                                                  AS A PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                   AS OF 5/31/2002
   The Money Market Fund                                                 0.24%*
   The U.S. Treasury Money Market Fund                                   0.00%**
   The Short Term Government Income Fund                                 0.40%
   The Intermediate Term Income Fund                                     0.45%*
   The Large Cap Equity Fund                                             0.60%
   The Mid Cap Equity Fund                                               0.75%
   The Leaders Equity Fund                                               0.52%*


    * Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.30% for the U.S. Treasury Money Market Fund, 0.50% for the Intermediate Term Income Fund and 1.00% for the Leaders Equity Fund.


   ** The fund was not operational; contractual advisory fee of the Fund is 0.3%.


   PORTFOLIO MANAGERS

   Trustmark has an investment management staff of highly trained professionals who manage the assets of each Fund. THE LARGE CAP EQUITY FUND and the LEADERS EQUITY FUND are managed by a team of Fund co-managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

   KELLY COLLINS is the Portfolio Manager responsible for the day-to-day management of the MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND and the SHORT TERM GOVERNMENT INCOME FUND and Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. Mr. Collins has been with Trustmark since 1991.


   JONATHAN ROGERS, CFA, a Senior Vice President and Co-Portfolio Manager at Trustmark since 1985, is responsible for the day-to-day management of the INTERMEDIATE TERM INCOME FUND'S portfolio.



   DOUGLAS P. MUENZENMAY, CFA, who joined Trustmark in 1997, is a member of the LEADERS EQUITY FUND team and LARGE CAP EQUITY FUND team. Mr. Muenzenmay was previously employed by Brenton Bank, N.A. from 1993 to 1997 as an equity fund portfolio manager. He is currently a member of the Association for Investment Management and Research and holds a Bachelor of Arts degree in Economics from the University of Iowa.

 [ICON]

 FUND MANAGEMENT

   PORTFOLIO MANAGERS -- CONTINUED


   DOUGLAS H. RALSTON, CFA, is responsible for the day-to-day management of the MID CAP EQUITY FUND. Mr. Ralston serves as First Vice President and Trust Officer with over 14 years' investment experience and is the Equity Group Leader of Trustmark's Senior Investment Team. Mr. Ralston joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville. He is a member of the Board of Directors of the Mississippi Society of Financial Analysts and the Association for Investment Management and Research. Mr. Ralston is a graduate of Murray State University with a Bachelor of Science degree in Economics and Finance. Mr. Ralston is a member of the LEADERS EQUITY FUND team and LARGE CAP EQUITY FUND team.


   CHARLES WINDHAM, JR., a Vice President of Trustmark since 1970, is a member of the LARGE CAP EQUITY FUND team.


   HEATH JORDAN, CFA, a Portfolio Manager and Securities Analyst with Trustmark since September 2001, is a member of the Leaders Equity Fund team. Prior to joining Trustmark, Mr. Jordan was employed by Financial Strategies Group, Inc. where he was responsible for the firm's asset allocation and mutual fund selection. He is a graduate of Belhaven College with a B.S. degree in Business Administration.


   BEN T. EDWARDS, a Portfolio Manager with Trustmark since January 1999, is a member of the LEADERS EQUITY FUND team. Prior to joining Trustmark, Mr. Edwards was employed by Suntrust Bank of Ft. Lauderdale, Florida where he served as Assistant Portfolio Manager from 1996 to 1999. A graduate of Stetson University with a B.B.A. in Finance, Mr. Edwards is currently a Chartered Financial Analyst Level II candidate.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor"), 3435 Stelzer Road, Columbus, OH 43219, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED


The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                NAV =
     Total Assets - Liabilities
---------------------------------------------------------------------------
    Number of Shares Outstanding
-----------------------------------

1. NAV is calculated separately for Class A and the Class B shares.

2. You can find most Funds' NAV daily in The Wall Street Journal and in other newspapers.

   MONEY MARKET FUNDS


   Each Money Market Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although its value is not guaranteed. Each Fund's NAV is determined at 12:00 noon, Eastern time, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New Orleans are open. Each Money Market Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.


   OTHER FUNDS


   The per share NAV for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m., Eastern time, on days the NYSE and the Federal Reserve Bank of New Orleans are open.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the NYSE and Federal Reserve Bank of New Orleans are open for business. For example: If you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.


   The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Funds through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Shares of the U.S. Treasury Money Market Fund are not currently available for purchase.


                                     MINIMUM INITIAL      MINIMUM SUBSEQUENT
ACCOUNT TYPE                            INVESTMENT            INVESTMENT
CLASS A OR B
Regular (non-retirement)                  $1,000                 $100
Retirement (IRA)                          $  250                 $ 50
Automatic Investment Plan                 $   25                 $ 25

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.

   A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

     AVOID BACKUP TAX WITHHOLDING
     Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
 24

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                        BY EXPRESS MAIL
                              Performance Funds Trust                                Performance Funds Trust
                              P.O. Box 182484                                        3435 Stelzer Road
                              Columbus, OH 43218-2484                                Columbus, OH 43219
                              For Initial Investment:
                              1.   Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.
                              3.   Mail or deliver application and payment to address above.

                              For Subsequent Investment:
                              1.   Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                                   - Fund name
                                   - Share class
                                   - Amount invested
                                   - Account name and account number
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3.   Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated Clearing
                              House (ACH) and must be a U. S. Bank. Your bank or
                              broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from your
                              bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account number
                              and instructions for sending your application, and
                              for instructing your bank to wire transfer your
                              investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to ten days to clear. There is generally no fee for ACH transactions.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM


   You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.


   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $25)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   PAYROLL DIRECT DEPOSIT

   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund/per pay period.

   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

   CONTINGENT DEFERRED SALES CHARGE

   When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/ Sales Charges" below for details.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone        to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling          a letter of instruction indicating:
     Shares -- Redemptions in Writing           - your Fund and account number
     Required" below)                           - amount you wish to redeem
                                                - address where your check should be sent
                                                - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                         P.O. Box 182484
                                                         Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                   c/o BISYS Fund Services
     Required" below)                                   Attn: T.A. Operations
                                                        3435 Stelzer Road
                                                        Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank                     credited within 8 days.
     Your bank may charge for this
     service

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676.

     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   Class B shareholders are exempt from the CDSC imposed on redemptions involved in the Automatic Withdrawal Plan.

   REDEMPTION BY CHECK WRITING -- THE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND -- A SHARES ONLY

   You may write checks in amounts of $100 or more on your account in the Money Market Fund and U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund and U.S. Treasury Money Market Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following.

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions currently not on your account.


   Please note that for the Money Market Fund and U.S. Treasury Money Market Fund, signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (see #2 above).


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED


   REDEMPTIONS WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT



   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a federal funds wire.


   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls (not as a result of market action) below $500, ($250 for IRAs) the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                                CLASS A                                        CLASS B

     Sales Charge (Load)      Front-end sales charge (not applicable to      No front-end sales charge. A contingent
                              the Money Market Funds); reduced sales         deferred sales charge (CDSC) may be imposed
                              charges available.                             on shares redeemed within six years after
                                                                             purchase; shares automatically convert to
                                                                             Class A Shares after 8 years. Maximum
                                                                             investment is $250,000.

     Distribution and         Subject to annual distribution and             Subject to annual distribution and
     Service (12b-1) Fee      shareholder servicing fees of up to 0.35%      shareholder servicing fees of up to 1.00%
                              of the Fund's average daily net assets.        of the Fund's average daily net assets.

     Fund Expenses            Lower annual expenses than Class B shares.     Higher annual expenses than Class A shares.

   There is also an Institutional Class open to certain institutional investors. Institutional Class shares are offered through another prospectus.

   CALCULATION OF SALES CHARGES
    CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.
   The current sales charge rates are as follows:

   ALL FUNDS EXCEPT THE MONEY MARKET FUNDS AND THE SHORT TERM GOVERNMENT INCOME
   FUND:

                                                   SALES CHARGE AS A %                 SALES CHARGE AS A %
               YOUR INVESTMENT                      OF OFFERING PRICE                  OF YOUR INVESTMENT

     Up to $50,000                                         5.25%                               5.54%
     $50,001 up to $100,000                                4.75%                               4.98%
     $100,001 up to $250,000                               3.75%                               3.89%
     $250,001 up to $500,000                               2.75%                               2.82%
     $500,001 up to $1,000,000                             1.75%                               1.78%
     $1,000,001 and above(1)                               0.00%                               0.00%

   SHORT TERM GOVERNMENT INCOME FUND ONLY:

                                                   SALES CHARGE AS A %                 SALES CHARGE AS A %
               YOUR INVESTMENT                      OF OFFERING PRICE                  OF YOUR INVESTMENT

     Up to $50,000                                         3.00%                               3.09%
     $50,001 up to $100,000                                2.50%                               2.56%
     $100,001 up to $250,000                               2.00%                               2.04%
     $250,001 up to $500,000                               1.50%                               1.52%
     $500,001 up to $1,000,000                             1.00%                               1.01%
     $1,000,001 and above(1)                               0.00%                               0.00%

   Each of the Money Market Funds does not charge an initial sales charge.

   (1) There is no initial sales charge on purchases of more than $1 million. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

 [ICON]

 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES -- CONTINUED

                                            CLASS B -- ALL FUNDS EXCEPT SHORT
                                            TERM GOVERNMENT INCOME FUND

                                            Class B shares are offered at NAV,
                                            without any up-front sales charge.
                                            Therefore, all the money you invest
                                            is used to purchase Fund shares.
                                            However, if you sell your Class B
                                            shares of the Fund before the
                                            seventh anniversary, you will have
                                            to pay a contingent deferred sales
                                            charge at the time of redemption.
                                            The CDSC will be based upon the
                                            lower of the NAV at the time of
                                            purchase or the NAV at the time of
                                            redemption according to the schedule
                                            to the right. There is no CDSC on
                                            reinvested dividends or
                                            distributions.
                                             CONTINGENT DEFERRED SALES CHARGE

                                                                                                          CLASS B
                                                                          YEARS SINCE PURCHASE             CDSC
                                                                         1                                 5.0%
                                                                         2                                 4.0%
                                                                         3                                 3.0%
                                                                         4                                 3.0%
                                                                         5                                 2.0%
                                                                         6                                 1.0%
                                                                         7                                 0.0%

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of the original purchase.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of more than $50,000 (investments of more than $1 million are not subject to sales charges; however, they are subject to a CDSC). In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

 [ICON]

 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES -- CONTINUED

   SALES CHARGE WAIVERS -- CLASS A SHARES

   The following qualify for waivers of sales charges:

     - Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

     - Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Adviser (and spouses, children and parents of each of the foregoing);

     - Investors for whom a Trustmark, a Trustmark correspondent bank, or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

     - Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load);

     - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares; and

     - For purchases from proceeds of redemptions of another non-money market mutual fund that imposes a sales charge, such purchase having been made within 60 days of the redemption.

     - Shares purchased by any person within an approved asset allocation program sponsored by Services Organization.

   REINSTATEMENT PRIVILEGE

   If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

   CLASS B SHARES -- CDSC WAIVERS

   The CDSC will be waived under certain circumstances, including the following:

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - The 12b-1 fees vary by share class as follows:

       - Class A shares may pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund. The Distributor currently limits each Fund's, except the Leaders Equity Fund, Class A Plan fees to 0.25%. These limitations may be revised or discontinued at any time.

       - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

       - While all of Class A shares' Rule 12b-1 fee constitutes a "distribution fee," only 0.75% of Class B shares' fees constitutes a distribution fee and the remainder is used for shareholder servicing fees.

     - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   Over time, shareholders will pay more than other types of sales charge because 12b-1 distribution and service fees are paid out of the Fund's net assets on an on-going basis.

 [ICON]

 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another Performance Fund, usually without paying additional sales charges (see "Notes on exchanges" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   AUTOMATIC EXCHANGES (CLASS B SHARES ONLY)

   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from Class B Shares of the Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $10,000 in their Performance Fund accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SERVICE ORGANIZATIONS

   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security -- not how long you have invested in the Fund.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [ICON]

 FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND


   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. No information for the U.S. Treasury Money Market Fund is presented since the Fund was not operating for the periods reported.




                               THE MONEY MARKET FUND
CLASS A (a)


                                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                 MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD             $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
  -----------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                             0.02           0.06           0.05           0.05           0.05
    Net realized gains on investments                (0.00)(b)       0.00(b)          --             --             --
  -----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                0.02           0.06           0.05           0.05           0.05
  -----------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                            (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------
      Total dividends                                (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
  -----------------------------------------------------------------------------------------------------------------------
      Total Return                                    2.01%          5.66%          5.12%          4.79%          5.18%
  -----------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)       $76,525        $86,334        $82,852        $94,347        $73,794
    Ratio of expenses to average net assets           0.67%          0.62%          0.60%          0.60%          0.58%
    Ratio of net investment income to average
      net assets                                      2.02%          5.49%          4.99%          4.67%          5.06%
    Ratio of expenses to average net assets (c)       0.91%          0.90%          0.79%          0.84%          0.82%


CLASS B*


                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                 MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999
  NET ASSET VALUE, BEGINNING OF PERIOD              $1.00          $1.00         $  1.00        $  1.00
  --------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                            0.01           0.05            0.04           0.02
    Net realized gains on investments                0.00(b)        0.00(b)           --             --
  --------------------------------------------------------------------------------------------------------
      Total from investment activities               0.01          (0.05)           0.04           0.02
  --------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                           (0.01)         (0.05)          (0.04)         (0.02)
  --------------------------------------------------------------------------------------------------------
      Total dividends                               (0.01)         (0.05)          (0.04)         (0.02)
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                    $1.00          $1.00         $  1.00        $  1.00
  --------------------------------------------------------------------------------------------------------
      Total Return (Excludes redemption charge)      1.24%          4.87%           4.35%          2.30%***
  --------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)        $ 311          $ 266         $   308        $   198
    Ratio of expenses to average net assets          1.42%          1.37%           1.33%          1.51%**
    Ratio of net investment to average net
      assets                                         1.18%          4.76%           4.30%          3.43%**
    Ratio of expenses to average net assets (c)      1.56%          1.55%           1.52%          1.73%**


  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares.

 (b) Less than $0.005 per share.

 (c) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS

                       THE SHORT TERM GOVERNMENT INCOME FUND
CLASS A (a)


                                                        YEAR           YEAR           YEAR           YEAR           YEAR
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                    MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                 $10.02         $ 9.66         $ 9.79         $ 9.85         $ 9.75
  --------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                0.42           0.51           0.48           0.48           0.52
    Net realized and unrealized gain/(losses)
      from investment activities                         0.09           0.36          (0.13)         (0.06)          0.10
  --------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                   0.51           0.87           0.35           0.42           0.62
  --------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                               (0.42)         (0.51)         (0.48)         (0.48)         (0.52)
  --------------------------------------------------------------------------------------------------------------------------
      Total dividends                                   (0.42)         (0.51)         (0.48)         (0.48)         (0.52)
  --------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                       $10.11         $10.02         $ 9.66         $ 9.79         $ 9.85
  --------------------------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)               5.16%          9.19%          3.68%          4.31%          6.48%
  --------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)           $9,486         $5,865         $4,466         $5,596         $3,181
    Ratio of expenses to average net assets              0.96%          0.98%          0.95%          0.94%          0.89%
    Ratio of net investment income to average net
      assets                                             4.14%          5.16%          4.95%          4.82%          5.28%
    Ratio of expenses to average net assets (b)          1.06%          1.08%            (c)            (c)            (c)
    Portfolio turnover rate*                            39.48%         29.53          32.29%         49.19%         65.07%



(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 3.00%.


(b) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.


(c) No waivers during this period.


 * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS

                         THE INTERMEDIATE TERM INCOME FUND
CLASS A (a)


                                                  YEAR           YEAR           YEAR           YEAR           YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                              MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.18        $  9.57         $10.05         $10.34         $ 9.93
  --------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                          0.58           0.56           0.52           0.52           0.57
    Net realized and unrealized gains/(loss)
      from investment transactions                 0.23           0.61          (0.48)         (0.29)          0.42
  --------------------------------------------------------------------------------------------------------------------
      Total from investment activities             0.81           1.17           0.04           0.23           0.99
  --------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                         (0.56)         (0.56)         (0.52)         (0.52)         (0.57)
    In excess of net investment income               --             --             --             --          (0.01)
  --------------------------------------------------------------------------------------------------------------------
      Total dividends                             (0.56)         (0.56)         (0.52)         (0.52)         (0.58)
  --------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                $ 10.43        $ 10.18         $ 9.57         $10.05         $10.34
  --------------------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)         8.07%         12.51%          0.45%          2.11%         10.15%
  --------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)    $10,646        $11,888         $6,139         $8,219         $3,965
    Ratios of expenses to average net assets       1.04%          1.01%          1.00%          1.05%          0.97%
    Ratio of net investment income to
      average net assets                           5.58%          5.65%          5.32%          4.92%          5.53%
    Ratio of expenses to average net
      assets(b)                                    1.19%          1.16%          1.05%          1.10%          1.02%
    Portfolio turnover rate+                       7.02%         14.06%         53.19%         74.03%         35.62%



CLASS B*



                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                 MAY 31, 2002   MAY 31, 2001   MAY 31, 2000    MAY 31, 1999
  NET ASSET VALUE, BEGINNING OF PERIOD              $10.18         $ 9.57         $10.05          $10.81
  ---------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                             0.49           0.49           0.45            0.28
    Net realized and unrealized gains/(loss)
      from investment transactions                    0.24           0.61          (0.48)          (0.76)
  ---------------------------------------------------------------------------------------------------------
      Total from investment activities                0.73           1.10          (0.03)          (0.48)
  ---------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                            (0.48)         (0.49)         (0.45)          (0.28)
  ---------------------------------------------------------------------------------------------------------
      Total distributions to shareholders            (0.48)         (0.49)         (0.45)          (0.28)
  ---------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                    $10.43         $10.18         $ 9.57          $10.05
  ---------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)            7.31%         11.69%         (0.30)%         (4.54)%***
  ---------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
    DATA:
    Net assets, end of period (in thousands)        $  370         $  116         $   76          $   95
    Ratio of expenses to average net assets           1.79%          1.76%          1.75%           1.79%**
    Ratio of net investment income to average
      net assets                                      4.88%          4.92%          4.57%           4.01%**
    Ratio of expenses to average net assets(b)        1.84%          1.81%          1.80%           1.84%**
    Portfolio turnover rate+                          7.02%         14.06%         53.19%          74.03%


 * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

 (b) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.

 + Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                           THE LARGE CAP EQUITY FUND
CLASS A (a)


                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                     $ 23.18        $ 28.78        $ 28.16        $ 24.97        $ 19.16
  -------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                     0.06           0.05           0.05           0.09           0.13
    Net realized and unrealized gain/(loss) from
      investment transactions                                (3.09)         (3.38)          1.40           4.30           5.99
  -------------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                       (3.03)         (3.33)          1.45           4.39           6.12
  -------------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                    (0.08)         (0.07)         (0.06)         (0.10)         (0.13)
    Net realized gains from investment transactions          (1.78)         (2.20)         (0.77)         (1.10)         (0.18)
  -------------------------------------------------------------------------------------------------------------------------------
      Total dividends                                        (1.86)         (2.27)         (0.83)         (1.20)         (0.31)
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                           $ 18.29        $ 23.18        $ 28.78        $ 28.16        $ 24.97
  -------------------------------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)                  (13.75)%       (12.24)%         5.08%         17.92%         32.20%
  -------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)               $39,586        $43,028        $53,777        $59,045        $41,474
    Ratio of expenses to average net assets                   1.20%          1.15%          1.12%          1.15%          1.16%
    Ratio of net investment income to average net
      assets                                                  0.32%          0.17%          0.18%          0.33%          0.58%
    Ratio of expenses to average net assets (b)               1.30%          1.25%            (c)            (c)            (c)
    Portfolio turnover rate+                                  8.28%          2.51%          8.83%          7.20%          4.78%


CLASS B*


                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                         MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999
  NET ASSET VALUE, BEGINNING OF PERIOD                      $22.86        $ 28.55        $ 28.08        $ 23.12
  ----------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                      (0.09)         (0.13)         (0.13)         (0.02)
    Net realized and unrealized gain/(loss) from
      investment activities                                  (3.04)         (3.35)          1.37           6.11
  ----------------------------------------------------------------------------------------------------------------
      Total from investment activities                       (3.13)         (3.48)          1.24           6.09
  ----------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                    (0.03)         (0.01)            --          (0.03)
    Net realized gains from investment transactions          (1.78)         (2.20)         (0.77)         (1.10)
  ----------------------------------------------------------------------------------------------------------------
      Total dividends                                        (1.81)         (2.21)         (0.77)         (1.13)
  ----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $17.92        $ 22.86        $ 28.55        $ 28.08
  ----------------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)                  (14.41)%       (12.87)%         4.31%         26.80%***
  ----------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)                $4,770        $ 6,328        $ 7,189        $ 2,975
    Ratio of expenses to average net assets                   1.95%          1.90%          1.87%          1.88**
    Ratio of net investment loss to average net assets       (0.43)%        (0.58)%        (0.57)%        (0.33)%**
    Portfolio turnover rate+                                  8.28%          2.51%          8.83%          7.20%


   * Class B commenced on October 2, 1998

  ** Annualized

 *** Not Annualized

 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

 (b) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.


 (c) No waivers during this period.


 + Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                              THE MID CAP EQUITY FUND
CLASS A (a)


                                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                 MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD             $ 15.49        $ 17.07        $ 18.59        $ 20.10        $ 16.72
  -----------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income/(loss)                     (0.03)         (0.04)         (0.05)          0.02           0.03
    Net realized and unrealized gain/(loss)
      from investment activities                      0.06           0.92           1.67          (0.34)          4.39
  -----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                0.03           0.88           1.62          (0.32)          4.42
  -----------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                               --             --             --          (0.03)         (0.03)
    In excess of net investment income                  --             --             --             --          (0.01)
    Net realized gain on investments                 (2.25)         (2.46)         (3.14)         (1.16)         (1.00)
  -----------------------------------------------------------------------------------------------------------------------
      Total dividends                                (2.25)         (2.46)         (3.14)         (1.19)         (1.04)
  -----------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                   $ 13.27        $ 15.49        $ 17.07        $ 18.59        $ 20.10
  -----------------------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)            0.96%          4.90%          8.27%         (1.31)%        26.82%
  -----------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)       $20,949        $14,890        $16,708        $20,409        $19,298
    Ratio of expenses to average net assets           1.38%          1.38%          1.36%          1.35%          1.32%
    Ratio of net investment income/(loss) to
      average net assets                             (0.33)%        (0.27)%        (0.28)%         0.10%          0.16%
    Ratio of expenses to average net assets (b)       1.48%          1.48%            --(c)          --(c)          --(c)
    Portfolio turnover rate+                         38.78%         62.14%         56.82%         33.27%         20.48%


CLASS B*


                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                 MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999
  NET ASSET VALUE, BEGINNING OF PERIOD              $15.11         $16.82         $18.49         $16.40
  --------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment (loss)                            (0.12)         (0.17)         (0.11)         (0.06)
    Net realized and unrealized gains from
      investment activities                           0.05           0.92           1.58           3.32
  --------------------------------------------------------------------------------------------------------
      Total from investment activities               (0.07)          0.75           1.47           3.26
  --------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                               --             --             --          (0.01)
    Net realized gains from investment
      transactions                                   (2.25)         (2.46)         (3.14)         (1.16)
  --------------------------------------------------------------------------------------------------------
      Total dividends                                (2.25)         (2.46)         (3.14)         (1.17)
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                    $12.79         $15.11         $16.82         $18.49
  --------------------------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)            0.26           4.14%          7.37%         20.28%***
  --------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)        $  492         $  473         $  449         $  138
    Ratio of expenses to average net assets           2.14%          2.13%          2.13%          2.10%**
    Ratio of net investment loss to average net
      assets                                         (1.06)%        (1.03)%        (1.07)%        (0.73)%**
    Portfolio turnover rate+                         38.78%         62.14%         56.82%         33.27%


 * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

 (b) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.


 (c) No waivers during this period.


 + Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                            THE LEADERS EQUITY FUND
CLASS A


                                                                             FOR THE
                                                         YEAR ENDED       PERIOD ENDED
                                                        MAY 31, 2002     MAY 31, 2001(a)
  NET ASSET VALUE, BEGINNING OF PERIOD                     $  7.87           $ 10.00
  --------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                      (0.05)            (0.02)
    Net realized and unrealized losses on investments        (0.58)            (2.11)
  --------------------------------------------------------------------------------------
      Total from investment activities                       (0.63)            (2.13)
  --------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                       --                --*
  --------------------------------------------------------------------------------------
      Total dividends                                           --                --
  --------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                           $  7.24           $  7.87
  --------------------------------------------------------------------------------------
      Total Return (Excludes sales charge)                   (8.01)%          (21.28)%(b)
  --------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTARY DATA:
    Net Assets, at end of period (000)                     $ 1,049           $   809
    Ratio of expenses to average net assets                   1.50%             1.50%(c)
    Ratio of net investment loss to average net
      assets                                                 (0.94)%           (0.48)%(c)
    Ratio of expenses to average net assets (d)               1.60%             1.60%(c)
    Portfolio turnover (e)                                  152.13%           140.49%


CLASS B


                                                                             FOR THE
                                                         YEAR ENDED        YEAR ENDED
                                                        MAY 31, 2002     MAY 31, 2001(a)
  NET ASSET VALUE, BEGINNING OF PERIOD                     $  7.84           $ 10.00
  --------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                      (0.11)            (0.06)
    Net realized and unrealized losses on investments        (0.58)            (2.10)
  --------------------------------------------------------------------------------------
      Total from investment activities                       (0.69)            (2.16)
  --------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                       --                --*
  --------------------------------------------------------------------------------------
      Total dividends                                           --                --
  --------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                           $  7.15           $  7.84
  --------------------------------------------------------------------------------------
      Total Return (Excludes redemption charge)              (8.80)%          (21.60)%(b)
  --------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTARY DATA:
    Net Assets, at end of period (000)                     $   236           $   249
    Ratio of expenses to average net assets                   2.25%             2.25%(c)
    Ratio of net investment loss to average net
      assets                                                 (1.68)%           (1.26)%(c)
    Portfolio turnover (e)                                  152.13%           140.49%


 * Less than $0.005 per share.

 (a) Fund commenced operations on September 1, 2000.

 (b) Not Annualized.

 (c) Annualized.

 (d) During the period certain fees were contractually reduced. If such fee reductions had not occurred the ratio would have been as indicated.

 (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

Questions? Call 1-800-PERFORM or Your Investment Representative

For more information about the funds, the following documents are available free upon request:

------------------------------------------------------------------------------

Annual/Semi-Annual Reports (Reports):

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

------------------------------------------------------------------------------
You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            Performance Funds Trust
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-PERFORM
------------------------------------------------------------------------------

[LOGO TRUSTMARK]



Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

By mail:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov

Investment Company Act file no. 811-6603

Performance Funds Trust
A Family of Mutual Funds

PR PRO 6026 10/02

                             [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                       THE U.S. TREASURY MONEY MARKET FUND

                      THE SHORT TERM GOVERNMENT INCOME FUND

                        THE INTERMEDIATE TERM INCOME FUND

                            THE LARGE CAP EQUITY FUND

                             THE MID CAP EQUITY FUND

                             THE LEADERS EQUITY FUND

                               INSTITUTIONAL CLASS
                                   PROSPECTUS

                                 OCTOBER 1, 2002

                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Overview
important section, for each
Fund's investment
strategies, risks, past
performance, and fees.
                                                MONEY MARKET FUNDS

                                      [ICON]
                                                  4  The Money Market Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                  6  The U.S. Treasury Money Market Fund -- Investment Objective,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                  7  Fees and Expenses
                                                BOND FUNDS

                                      [ICON]
                                                  8  The Short Term Government Income Fund -- Investment
                                                     Objectives, Principal Investment Strategies, Principal
                                                     Investment Risks and Performance Information
                                                 10  The Intermediate Term Income Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 12  Fees and Expenses
                                                EQUITY FUNDS

                                      [ICON]
                                                 13  The Large Cap Equity Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 15  The Mid Cap Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 18  The Leaders Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks
                                                 21  Fees and Expenses
                                                ADDITIONAL INFORMATION

                                      [ICON]
                                                 22  Investing for Defensive Purposes
                                                 22  Portfolio Turnover
                                                FUND MANAGEMENT

                                      [ICON]
Review this section for Fund                     23  Investment Adviser
management details on the                        23  Portfolio Managers
people and organizations who                     24  Distributor and Administrator
oversee the Funds.
                                                SHAREHOLDER INFORMATION

                                      [ICON]
Review this section for                          25  Pricing of Fund Shares
shareholder information                          26  Purchasing and Adding to Your Shares
details on how shares are                        28  Selling Your Shares
valued, how to purchase,                         30  General Policies on Selling Shares
sell and exchange shares,                        32  Exchanging Your Shares
related charges and payments                     32  Service Organizations
of dividends and                                 33  Dividends, Distributions and Taxes
distributions.
                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
                                                 34  Money Market Fund
                                                 35  Bond Funds
                                                 36  Equity Funds
                                                BACK COVER

                                      [ICON]
                                                     Where To Learn More About The Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES

   OVERVIEW
   This prospectus describes the following funds offered by Performance Funds

   Trust (the "Funds").
MONEY MARKET FUNDS
The Money Market Fund
The U.S. Treasury Money Market Fund
BOND FUNDS
The Short Term Government Income Fund
The Intermediate Term Income Fund
EQUITY FUNDS
The Large Cap Equity Fund
The Mid Cap Equity Fund
The Leaders Equity Fund
On the following pages, you will find important information about each Fund, including:
- the investment objective
- principal investment strategy
- principal risks
- performance information and
- fees and expense associated with each Fund
The Funds are managed by Trustmark Investment Advisors Inc. ("Trustmark" or the
                                     "Adviser").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE MONEY MARKET FUNDS IF YOU:

        - have a low risk tolerance

        - are seeking preservation of capital

        - are investing short-term reserves

        - are willing to accept lower potential returns

   CONSIDER INVESTING IN THE BOND FUNDS IF YOU ARE:

        - looking to add a monthly income component to your portfolio

        - willing to accept the risks of price and dividend fluctuations

   CONSIDER INVESTING IN THE EQUITY FUNDS IF YOU ARE:

        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.

   The Fund invests in instruments permitted under Federal rules governing money market funds, including: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

   The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the possibility that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the security's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to a lower return upon subsequent reinvestment of the principal.

   A full discussion of all permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS FOR
         INSTITUTIONAL CLASS SHARES
           AS OF DECEMBER 31, 2001
   [PERFORMANCE CHART]

1994                                                                             4.19%
95                                                                               5.85%
96                                                                               5.33%
97                                                                               5.43%
98                                                                               5.31%
99                                                                               4.95%
00                                                                               6.15%
01                                                                               3.84%



                                                                         Best quarter:      Q3       2000       1.58%
                                                                         Worst quarter:     Q4       2001       0.50%


                                           For the period January 1, 2002
                                           through June 30, 2002 the aggregate
                                           (non-annualized) total return of the
                                           Fund was 0.69%.

                                          AVERAGE ANNUAL TOTAL RETURNS
                                          (FOR THE PERIODS ENDING DECEMBER 31,
                                          2001)*

                                                                                                                  SINCE
                                                                                               PAST    PAST 5   INCEPTION
                                                                                               YEAR    YEARS     9/30/93
                                                                   Institutional Class Shares  3.84%   5.13%      3.84%


   *As of December 31, 2001 the 7-day current yield of the Fund's Institutional shares was 1.52%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   THE U.S. TREASURY MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with liquidity and maximum safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities. U.S. Treasury Securities include bills, notes, bonds, and separately traded registered interest and principal securities.

   In managing the Fund, the portfolio manager focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   A full discussion of all permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   Performance information is not available for the Fund as it has not commenced operations as of the date of this prospectus.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                     FEE TABLE


                                                                    THE MONEY MARKET FUND          THE U.S. TREASURY
                                                                  INSTITUTIONAL CLASS SHARES       MONEY MARKET FUND
    ---------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a % of
      offering price)                                                        None                         None
    ANNUAL FUND OPERATING EXPENSES
      (expense that are deducted from fund assets)
    Management fees(1)                                                       0.30%                        0.30%
    12b-1 fees                                                               None                         None
    Other expenses                                                           0.25%                        0.25%
                                                                             ----                         ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.55%                        0.55%
                                                                             ====                         ====



   (1) The Adviser and the Administrator are voluntarily waiving a portion of the advisory fees and administration fees, respectively for the Money Market fund. Total Fund Operating Expenses for each Fund after these fee waivers are expected to be 0.42% for the Money Market fund. The fee waivers for the Money Market each Fund may be revised or cancelled at any time. The annual fund operating expenses for the U.S. Treasury Money Market Fund are estimated for the current fiscal year.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUNDS' OPERATING EXPENSES,

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                    THE MONEY MARKET FUND          THE U.S. TREASURY
                                                                  INSTITUTIONAL CLASS SHARES       MONEY MARKET FUND
    ---------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                                  $ 56                         $ 56
    THREE YEARS AFTER PURCHASE                                               $176                         $176
    FIVE YEARS AFTER PURCHASE                                                $307                         $307
    TEN YEARS AFTER PURCHASE                                                 $689                         $689

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE SHORT TERM GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES. As high a level of current income as is consistent with limiting the risk of potential loss.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.



   The Fund may also invest, under normal conditions, up to 20% of its assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be comparable in quality by the Adviser. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments, see "Additional Information -- Investing for Defensive Purposes."


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.


   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.


   If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   Two other principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   A full discussion of all permissible investments can be found in the SAI.
 8

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. Each of the Merrill Lynch 1-3 Year U.S. Treasury/Agency Index and the Lehman Brothers 1-3 Year Government Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflects voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART]

1993                                                                             4.78%
94                                                                               0.15
95                                                                               9.79
96                                                                               4.17
97                                                                               6.29
98                                                                               6.28
99                                                                               2.61
00                                                                               7.86
01                                                                               7.62



                                                                         Best quarter:      Q3      2001       3.13%
                                                                         Worst quarter:     Q1      1994      -0.44%


                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 2.26%.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                            SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(*)       ONE YEAR            FIVE YEARS            (JUNE 1, 1992)
                                                                       -----------------------------------------------------
     RETURN BEFORE TAXES                                            7.62%                6.11%                   5.58%
                                                                       -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            5.61%                3.95%                   3.43%
                                                                       -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         4.61%                3.81%                   3.40%
    ------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS 1-3 GOVERNMENT INDEX                           8.53%                6.64%                   6.16%
                                                                       -----------------------------------------------------
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY/AGENCY INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        8.30%                6.59%                   6.15%
    ------------------------------------------------------------------------------------------------------------------------

   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE INTERMEDIATE TERM INCOME FUND

   INVESTMENT OBJECTIVES. A high level of current income. Total return, within certain parameters, is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in U.S. Government Securities. The Fund will normally have a dollar weighted average portfolio maturity of 3-10 years.

   While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

        - current yield and yield to maturity

        - potential for capital gain


   The Fund may also invest under normal conditions, up to 35% of its total assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. There are no restrictions on the maturity of any individual investments of the Fund. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary defensive investments, see "Additional Information -- Investing for Defensive Purposes."


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.


   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.


   If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   Two other principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund's performance from year to year, and the one year, five year and since inception periods as compared to a broad-based securities index. Each of the Merrill Lynch Government/Corporate Master Index and the Lehman Brothers Government/Corporate Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART]

1993                                                                             10.78%
94                                                                               -4.72
95                                                                               17.06
96                                                                                1.37
97                                                                                9.24
98                                                                                8.56
99                                                                               -3.89
00                                                                               11.62
01                                                                                8.09


                                                                         Best quarter:      Q2      1995       6.00%
                                                                         Worst quarter:     Q1      1994      -3.25%

                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 3.59%.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                            SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(*)       ONE YEAR            FIVE YEARS            (JUNE 1, 1992)
                                                                    --------------------------------------------------------
     RETURN BEFORE TAXES                                            8.09%                6.58%                   6.56%
                                                                    --------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            5.74%                4.24%                   4.12%
                                                                    --------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         4.89%                4.09%                   4.06%
    ------------------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS GOVERNMENT/ CREDIT INDEX                       8.51%                7.36%                   7.49%
                                                                    --------------------------------------------------------
     MERRILL LYNCH CORPORATE/ GOVERNMENT MASTER INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        8.43%                7.41%                   7.53%
    ------------------------------------------------------------------------------------------------------------------------

   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                     FEE TABLE


                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES
     (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                   None                            None
   Maximum Deferred Sales Charge (Load)                               None                            None
   ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from fund assets)
   Management fees                                                    0.40%                           0.50%(1)
   Distribution (12b-1) fees                                          None                            None
   Other expenses                                                     0.31%                           0.34%(1)
                                                                      ----                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                               0.71%                           0.84%(1)
                                                                      ====                            ====


   (1) The Adviser and Administrator are voluntarily waiving a portion of The Intermediate Term Income Fund's advisory fee and administration fee, respectively. Total Fund Operating Expenses after the fee waivers are expected to be 0.75%. The fee waivers may be cancelled or revised at any time.

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES,

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
   ONE YEAR AFTER PURCHASE                                            $ 73                           $   86
   THREE YEARS AFTER PURCHASE                                         $227                           $  268
   FIVE YEARS AFTER PURCHASE                                          $395                           $  466
   TEN YEARS AFTER PURCHASE                                           $883                           $1,037

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LARGE CAP EQUITY FUND

   INVESTMENT OBJECTIVES. Long-term capital appreciation. Income generation is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of large, well-established U.S. companies with market capitalization exceeding $3 billion at the time of purchase. The Fund's Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value;
   (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the securities' market value. Although the Fund anticipates it will invest primarily in companies found in the Standard and Poor's ("S&P") Composite 500(R) Index, it may also invest in smaller capitalization companies. The Adviser will consider selling securities which no longer meet the Fund's criteria for investing.


   The Fund may also invest, under normal market conditions, up to 20% of its assets in small capitalization stocks (i.e., stocks issued by companies with market capitalizations of less than $3 billion), foreign securities, American Depositary Receipts ("ADRs"), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.


   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   CAPITALIZATION RISK. Although the Fund invests only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

   A full discussion of all permissible investments can be found in the SAI.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund's performance from year to year, and the one year, five year and since inception periods as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART]

1993                                                                             12.01
94                                                                               -3.77
95                                                                               36.02
96                                                                               23.79
97                                                                               32.99
98                                                                               28.78
99                                                                               15.67
00                                                                              -12.62
01                                                                              -10.31



                                                                         Best quarter:      Q4     1998      20.61%
                                                                         Worst quarter:     Q3     1998     (10.46)%



                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund was (13.28)%.


   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                            SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(*)       ONE YEAR            FIVE YEARS            (JUNE 1, 1992)
                                                                       -----------------------------------------------------
     RETURN BEFORE TAXES                                           (10.31)%               9.20%                  12.42%
                                                                       -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                           (11.96)%               7.90%                  11.09%
                                                                       -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         (4.87)%               7.53%                  10.25%
    ------------------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          (11.88)%              10.70%                  13.43%
    ------------------------------------------------------------------------------------------------------------------------

   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE MID CAP EQUITY FUND

   INVESTMENT OBJECTIVE. Growth of capital by attempting to outperform the S&P MidCap Index.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap Index). The Fund's Adviser selects stocks that it believes are undervalued, have the potential for future earnings growth and in the Adviser's opinion, are likely to outperform the S&P MidCap Index. The S&P MidCap Index contains 400 domestic stocks with market capitalization ranging from $262 million to $8.8 billion as of May 31, 2002.


   The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

   Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. The Adviser will consider selling those securities which no longer meet the Fund's criteria for market capitalization.


   The Fund may also invest, under normal market conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities, ADRs, equity securities of larger capitalized companies, convertible securities, money market instruments and stock or index options and futures contracts.


   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general will fluctuate which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   CAPITALIZATION RISK. Stocks of smaller and mid-sized companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   A full discussion of all permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. The S&P MidCap Index in the table below is an unmanaged index of 400 selected common stocks of mid-sized companies. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART]

1995                                                                             35.98%
96                                                                               26.98
97                                                                               31.76
98                                                                                5.66
99                                                                               13.66
00                                                                                4.18
01                                                                               -6.48


                                                                         Best quarter:      Q4      1998       19.46%
                                                                         Worst quarter:     Q3      1998      -15.44%

                                           For the period, January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund was -1.24%.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                          SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(*)       ONE YEAR          FIVE YEARS         (FEBRUARY 24, 1994)
                                                                  ---------------------------------------------------------
     RETURN BEFORE TAXES                                            (6.48)%             9.04%                 12.85%
                                                                  ---------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            (9.29)%             6.25%                 10.56%
                                                                  ---------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         (1.33)%             7.05%                 10.40%
    -----------------------------------------------------------------------------------------------------------------------
     S&P MID CAP 400 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        (0.61)%            16.12%                 15.77%
    -----------------------------------------------------------------------------------------------------------------------

   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS
-

   THE LEADERS EQUITY FUND

   INVESTMENT OBJECTIVE: Long-term capital appreciation. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES: The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 30-50 stocks and is considered a non-diversified Fund. As a non-diversified Fund, the Fund may invest a substantial portion of its assets in a particular company or in a small number of companies. In selecting securities, the Adviser will pursue an investment blend of two types of stocks:


     - Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

     - Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.


   The Adviser uses a "bottom up" approach in selecting stocks which means that the Adviser looks primarily at individual issues against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its "bottom up" stock selection, the Adviser considers factors which (1) have contributed to a company's past or present stock price performance or (2) it believes will contribute to a company's future stock price performance. Such factors include the company's (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings revisions), (2) specific market expertise or dominance,
   (3) franchise durability and pricing power, (4) strong management. Based on the foregoing criteria, the companies selected by the Investment Adviser are included in the top quartile of stock price indexes or other unmanaged measures of such criteria. The Adviser considers these companies "Leaders" in their respective categories, whether a broad market, industry or sector category.


   The Fund usually will sell portfolio securities if:

     - the price of the security is overvalued

     - the companies' earnings are consistently lower than expected

     - more favorable opportunities are identified.

   The Fund may trade its investments without regard to the length of time they have been owned by the Fund. The Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders. See "Additional Information -- Portfolio Turnover."


   See "Additional Information -- Investing for Defensive Purposes."


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS
-

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   GROWTH STOCKS. Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

   NON-DIVERSIFICATION RISK. The use of a focused investment strategy may increase the volatility of its investment performance, as the Fund may be more susceptible to risks associated with negative economic, political or regulatory developments affecting a single company, or a limited number of companies, than a more diversified portfolio. If the securities of a limited number of issuers in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of issuers.

   CAPITALIZATION RISK. Stocks of companies having capitalizations of less than $1 billion carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

-

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changing in the Fund's performance from year to year, and the one year and since inception periods as compared to a broad-based securities index. Each of the Russell 1000 Index and the Russell 1000 Growth Index in the table below is an unmanaged index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART]

01                                                                              -20.27
--                                                                              ------



                                                                         Best quarter:      Q4     2001       5.86%
                                                                         Worst quarter:     Q1     2001     (14.95)%



                                           For the period January 1, 2002
                                           through June 30, 2002, the aggregate
                                           (non-annualized) total return of the
                                           Fund was (1.56)%.


   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                       SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(*)       ONE YEAR          (SEPTEMBER 1, 2000)
                                                                    ------------------------------------
     RETURN BEFORE TAXES                                           (20.27)%               (23.15)%
                                                                    ------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                           (20.27)%               (23.15)%
                                                                    ------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES        (12.35)%               (18.36)%
    ----------------------------------------------------------------------------------------------------
     RUSSELL 1000 INDEX                                            (12.45)%               (18.73)%
                                                                    ------------------------------------
     RUSSELL 1000 GROWTH INDEX
      (INDEXES ABOVE REFLECT NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                       (20.42)%               (34.68)%
    ----------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

                                     FEE TABLE


                                                             THE LARGE CAP             THE MID CAP              THE LEADERS
                                                              EQUITY FUND              EQUITY FUND              EQUITY FUND
                                                          INSTITUTIONAL CLASS      INSTITUTIONAL CLASS      INSTITUTIONAL CLASS
                                                                SHARES                   SHARES                   SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases              None                     None                     None
    Maximum Deferred Sales Charge (Load)                          None                     None                     None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management fees                                              0.60%                    0.75%                    1.00%
    Distribution and/or Service (12b-1) fees                      None                     None                     None
    Other expenses                                               0.30%                    0.38%                    0.69%
                                                                 -----                    -----                    -----
    TOTAL ANNUAL FUND OPERATING EXPENSES                         0.90%                    1.13%                    1.69%
                                                                 =====                    =====
    FEE WAIVER(1)                                                                                                  0.44%
                                                                                                                   -----
    NET ANNUAL FUND OPERATING EXPENSES(1)                                                                          1.25%
                                                                                                                   =====



   (1) The Fund's Adviser is contractually limiting fees and expenses at least until September 30, 2003.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL EXPENSE LIMITATIONS ON SEPTEMBER 30, 2003 FOR THE LEADERS EQUITY FUND.

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                              THE LARGE CAP                   THE MID CAP                    THE LEADERS
                                               EQUITY FUND                    EQUITY FUND                    EQUITY FUND
                                        INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES
    -----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                       $   92                         $  115                         $  127
    THREE YEARS AFTER PURCHASE                    $  287                         $  359                         $  490
    FIVE YEARS AFTER PURCHASE                     $  498                         $  622                         $  876
    TEN YEARS AFTER PURCHASE                      $1,108                         $1,375                         $1,961

 [ICON]

 ADDITIONAL INFORMATION

   INVESTING FOR DEFENSIVE PURPOSES


   When the Adviser determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. Each of the Leaders Equity Fund and the Bond Funds may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If a Fund is investing defensively, it will not be pursuing its investment objective.


   PORTFOLIO TURNOVER

   The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. In the case of the Leaders Equity Fund, the Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

 [ICON]

 FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark Investment Advisors, Inc. ("Trustmark" or "Adviser"), 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously review, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchases and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion. Prior to May 10, 2002, Trustmark Financial Services served as investment adviser to the Funds.


   As of June 30, 2002 Trustmark had assets under management of approximately $2.2 billion with $1.2 billion in the Performance Funds. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2002, Trustmark National Bank has approximately $7.3 billion in assets under management. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

   For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2002:


                                                                    AS A PERCENTAGE OF
                                                                    AVERAGE DAILY NET
                                                                  ASSETS AS OF 5/31/2002
   The Money Market Fund                                                   0.24%*
   U.S. Treasury Money Market Fund                                         0.00%**
   The Short Term Government Income Fund                                   0.40%
   The Intermediate Term Income Fund                                       0.45%*
   The Large Cap Equity Fund                                               0.60%
   The Mid Cap Equity Fund                                                 0.75%
   The Leaders Equity Fund                                                 0.52%*



    * Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.50% for the Intermediate Term Income Fund, and 1.00% for the Leaders Equity Fund.



   ** The Fund was not yet operational; contractual advisory fee for the Fund is 0.30%.


   PORTFOLIO MANAGERS

   Trustmark has an investment management staff of highly trained professionals who manage the assets of each Performance Fund. Both the LARGE CAP EQUITY FUND and the LEADERS EQUITY FUND are managed by a team of Fund co-managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

   KELLY COLLINS is the Portfolio Manager responsible for the day-to-day management of the MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND, and SHORT TERM GOVERNMENT INCOME FUND and Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. Mr. Collins has been with Trustmark since 1991.


   JONATHAN ROGERS, CFA, Senior Vice President and Co-Portfolio Manager at Trustmark since 1985, is responsible for the day-to-day management of the INTERMEDIATE TERM INCOME FUND'S portfolio.


   DOUGLAS P. MUENZENMAY, CFA, who joined Trustmark in 1997 is a member of the LEADERS EQUITY FUND team and the LARGE CAP EQUITY FUND team. Mr. Muenzenmay was previously employed by Brenton Bank, N.A. from 1993 to 1997 as an equity fund portfolio manager. He is currently a member of the Association for Investment Management and Research and holds a Bachelor of Arts degree in Economics from the University of Iowa.

 [ICON]

 FUND MANAGEMENT

   PORTFOLIO MANAGERS -- CONTINUED


   DOUGLAS H. RALSTON, CFA, is responsible for the day-to-day management of the MID CAP EQUITY FUND. Mr. Ralston serves as First Vice President and Trust Officer with over 14 years' investment experience and is the Equity Group Leader of Trustmark's Senior Investment Team. Mr. Ralston joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville. He is a member of the Board of Directors of the Mississippi Society of Financial Analysts and the Association for Investment Management and Research. Mr. Ralston is a graduate of Murray State University with a Bachelor of Science degree in Economics and Finance. Mr. Ralston is a member of the LEADERS EQUITY FUND team and LARGE CAP EQUITY FUND team.


   CHARLES WINDHAM, JR., a Vice President of Trustmark since 1970, is a member of the LARGE CAP EQUITY FUND team.


   HEATH JORDAN, CFA, a Portfolio Manager and Securities Analyst with Trustmark since September 2001, is a member of the Leaders Equity Fund team. Prior to joining Trustmark, Mr. Jordan was employed by Financial Strategies Group, Inc. where he was responsible for the firm's asset allocation and mutual fund selection. He is a graduate of Belhaven College with a B.S. degree in Business Administration.


   BEN T. EDWARDS, a Portfolio Manager with Trustmark since January 1999, is a member of the LEADERS EQUITY FUND team. Prior to joining Trustmark, Mr. Edwards was employed by Suntrust Bank of Ft. Lauderdale, Florida where he served as Assistant Portfolio Manager from 1996 to 1999. A graduate of Stetson University with a B.B.A. in Finance, Mr. Edwards is currently a Chartered Financial Analyst Level II candidate.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor"), 3435 Stelzer Road, Columbus, OH 43219, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED


   The NAV is calculated by adding the
   total value of a Fund's investments
   and other assets, subtracting its
   liabilities and then dividing that
   figure by the number of outstanding
   shares of the Fund:

                 NAV =
       Total Assets - Liabilities

  ------------------------------------------------------------------------------
      Number of Shares Outstanding

   --------------------------------

                                       You can find most Funds' NAV daily in The
                                       Wall Street Journal and in other
                                       newspapers.

   MONEY MARKET FUNDS


   Each Money Market Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is determined at 12:00 noon, Eastern time, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New Orleans are open. Each of the Money Market Funds values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.


   OTHER FUNDS


   The per share NAV for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m., Eastern time, on days the NYSE and the Federal Reserve Bank of New Orleans are open.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the NYSE and the Federal Reserve Bank of New Orleans are open for business. For example: If you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.


   The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Funds through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Shares of the U.S. Treasury Money Market Fund are not currently available for purchase.


   Institutional Class shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.

   The minimum initial investment amount is $1,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern time (1:30 p.m. Eastern time in the case of each Money Market Fund), will become effective that day.

     AVOID BACKUP TAX WITHHOLDING

     Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL:                                  BY EXPRESS MAIL:
                              Performance Funds Trust                           Performance Funds Trust
                              P.O. Box 182484                                   3435 Stelzer Road
                              Columbus, OH 43218-2484                           Columbus, OH 43219

                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House (ACH) and must be a U. S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from
                              your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account
                              number and instructions for sending your
                              application, and for instructing your bank to
                              wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to ten days to clear. There is generally no fee for ACH transactions.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 day's notice.

   AUTOMATIC INVESTMENT PROGRAM


   You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.


   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $25)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   PAYROLL DIRECT DEPOSIT

   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund/per pay period.

   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account        (See "General Policies on Selling Shares -- Verifying
     application)                            Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required")                               - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below)                                 Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank                     credited within 8 days.
     Your bank may charge for this
     service

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676.

     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in each Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following.

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions currently not on your account.


   Please note that for the Money Market Fund and the U.S. Treasury Money Market Fund signature guarantees are not required for redemptions made using checkwriting privileges unless you have changed your address on your account (see #2 above).


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.


   REDEMPTIONS WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT



   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a federal funds wire.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls (not as a result of market action) below $500 ($250 for IRAs), the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another Performance Fund, usually without paying additional sales charges (see "Notes on exchanges" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SERVICE ORGANIZATIONS

   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.
 32

 [ICON]

 SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security -- not how long you have invested in the Fund.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [ICON]

 FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND


   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. No information is presented for the U.S. Treasury Money Market Fund since the Fund was not operating for the periods reported.

                               THE MONEY MARKET FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
  -----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                    0.02           0.06           0.05           0.05           0.05
    Net realized gains on investments                        0.00*          0.00*            --             --             --
  -----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                       0.02           0.06           0.05           0.05           0.05
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                   (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                       (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                           2.26%          5.92%          5.38%          5.05%          5.43%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $533,027       $574,726       $432,090       $382,178       $349,024
    Ratio of expenses to average net assets                  0.42%          0.37%          0.35%          0.35%          0.33%
    Ratio of net investment income to average net
      assets                                                 2.26%          5.73%          5.26%          4.92%          5.31%
    Ratio of expenses to average net assets(a)               0.56%          0.55%          0.54%          0.59%          0.57%


(a) During the period, certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.

 * Less than $0.005 per share.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS

                     THE SHORT TERM GOVERNMENT INCOME FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.02        $  9.66        $  9.79        $   9.85       $   9.75
  -----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                   0.44           0.53           0.51            0.50           0.54
    Net realized and unrealized gain/(losses) from
      investment transactions                               0.09           0.36          (0.13)          (0.06)          0.10
  -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      0.53           0.89           0.38            0.44           0.64
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                  (0.44)         (0.53)         (0.51)          (0.50)         (0.54)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                      (0.44)         (0.53)         (0.51)          (0.50)         (0.54)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $ 10.11        $ 10.02        $  9.66        $   9.79       $   9.85
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                          5.42%          9.46%          3.94%           4.57%          6.73%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $88,846        $68,672        $87,517        $113,145       $120,203
    Ratio of expenses to average net assets                 0.71%          0.73%          0.70%           0.69%          0.64%
    Ratio of net investment income to average net
      assets                                                4.40%          5.42%          5.20%           5.09%          5.53%
    Portfolio turnover rate*                               39.48%         29.53%         32.29%          49.19%         65.07%


                       THE INTERMEDIATE TERM INCOME FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.19        $   9.58       $  10.06       $  10.34       $   9.93
  -----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                   0.60            0.59           0.55           0.54           0.59
    Net realized and unrealized gain/(losses) from
      investment transactions                               0.23            0.61          (0.48)         (0.28)          0.42
  -----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                      0.83            1.20           0.07           0.26           1.01
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                  (0.58)          (0.59)         (0.55)         (0.54)         (0.59)
    In excess of net investment income                        --              --             --             --          (0.01)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                      (0.58)          (0.59)         (0.55)         (0.54)         (0.60)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $ 10.44        $  10.19       $   9.58       $  10.06       $  10.34
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                          8.34%          12.79%          0.71%          2.47%         10.42%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $85,922        $121,110       $141,404       $154,916       $118,743
    Ratio of expenses to average net assets                 0.79%           0.76%          0.75%          0.79%          0.72%
    Ratio of net investment income to average net
      assets                                                5.78%           5.93%          5.59%          5.18%          5.78%
    Ratio of expenses to average net assets(a)              0.84%           0.81%          0.80%          0.84%          0.77%
    Portfolio turnover rate*                                7.02%          14.06%         53.19%         74.03%         35.62%


(a) During the period certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                           THE LARGE CAP EQUITY FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $  23.25       $  28.83       $  28.18       $  24.98       $  19.16
  -----------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.12           0.11           0.12           0.15           0.19
    Net realized and unrealized gain from investment
      transactions                                          (3.11)         (3.39)          1.41           4.30           6.00
  -----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                      (2.99)         (3.28)          1.53           4.45           6.19
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                   (0.11)         (0.10)         (0.11)         (0.15)         (0.19)
    Net realized gain from investment transactions          (1.78)         (2.20)         (0.77)         (1.10)         (0.18)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                       (1.89)         (2.30)         (0.88)         (1.25)         (0.37)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $  18.37       $  23.25       $  28.83       $  28.18       $  24.98
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                         (13.58)%       (12.02)%         5.35%         18.25%         32.53%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $ 93,095       $154,776       $290,637       $288,804       $259,585
    Ratio of expenses to average net assets                  0.95%          0.90%          0.87%          0.90%          0.91%
    Ratio of net investment income to average net
      assets                                                 0.57%          0.38%          0.43%          0.58%          0.83%
    Portfolio turnover rate*                                 8.28%          2.51%          8.83%          7.20%          4.78%


                            THE MID CAP EQUITY FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $  15.59       $  17.13       $  18.61       $  20.11       $  16.71
  -----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income (loss)                            (0.01)         (0.01)         (0.00)**        0.06           0.08
    Net realized and unrealized gain/(losses) from
      investment transactions                                0.08           0.93           1.66          (0.34)          4.40
  -----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                       0.07           0.92           1.66          (0.28)          4.48
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                      --             --             --          (0.06)         (0.08)
    Net realized gains from investment transactions         (2.25)         (2.46)         (3.14)         (1.16)         (1.00)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                       (2.25)         (2.46)         (3.14)         (1.22)         (1.08)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $  13.41       $  15.59       $  17.13       $  18.61       $  20.11
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                           1.22%          5.13%          8.55%         (1.06)%        27.15%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $ 72,308       $ 74,765       $ 95,307       $106,330       $168,116
    Ratio of expenses to average net assets                  1.14%          1.13%          1.11%          1.09%          1.07%
    Ratio of net investment income/(loss) to average
      net assets                                            (0.05)%        (0.03)%        (0.03)%         0.34%          0.41%
    Portfolio turnover rate*                                38.78%         62.14%         56.82%         33.27%         20.48%



 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


 ** Net Investment Income (loss) was less than $0.005.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                            THE LEADERS EQUITY FUND
INSTITUTIONAL CLASS


                                                           YEAR           FOR THE
                                                          ENDED        PERIOD ENDED
                                                       MAY 31, 2002   MAY 31, 2001(a)
  NET ASSET VALUE, BEGINNING OF PERIOD                   $  7.89          $ 10.00
  -----------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                    (0.04)           (0.01)
    Net realized and unrealized losses on investments      (0.57)           (2.10)
  -----------------------------------------------------------------------------------
      Total from investment activities                     (0.61)           (2.11)
  -----------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                     --               --*
  -----------------------------------------------------------------------------------
      Total dividends                                         --               --*
  -----------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $  7.28          $  7.89
  -----------------------------------------------------------------------------------
      Total Return                                         (7.73)%         (21.08)%(b)
  -----------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTARY DATA:
    Net assets, end of period (000)                      $22,943          $18,473
    Ratio of expenses to average net assets                 1.25%            1.25%(c)
    Ratio of net investment loss to average net
      assets                                               (0.68)%          (0.22)%(c)
    Portfolio turnover (d)                                152.13%          140.49%


 * Less than $0.005 per share.

 (a) Fund commenced operations on September 1, 2000.

 (b) Not Annualized.

 (c) Annualized.

 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Questions? Call 1-800-PERFORM or Your Investment Representative

For more information about the funds, the following documents are available free upon request:
--------------------------------------------------------------------------------

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.Annual/Semi-Annual Reports (Reports):

--------------------------------------------------------------------------------
You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                             Performance Funds Trust
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-PERFORM
-------------------------------------------------------------------------------

[LOGO TRUSTMARK]





Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:
www.sec.gov

By electronic request:

publicinfo@sec.gov

Investment Company Act file no. 811-6603

PR PRO 6028 10/02
Performance Funds Trust
A Family of Mutual Funds

PR PRO 6028 10/02

QUESTIONS? CALL 1-800-PERFORM OR YOUR INVESTMENT REPRESENTATIVE

For more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

         You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                             PERFORMANCE FUNDS TRUST
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-PERFORM



[TRUSTMARK LOGO]


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov



Investment Company Act file no. 811-6603


PR PRO 6028 10/02

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                       THE U.S. TREASURY MONEY MARKET FUND

                               INSTITUTIONAL CLASS

                                   PROSPECTUS

                                 OCTOBER 1, 2002

                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.


                                MUTUAL FUNDS ARE:



        NOT FDIC INSURED
MAY LOSE VALUE  NO BANK GUARANTEE


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                         RISK/RETURN SUMMARY AND FUND EXPENSES

                                               [ICON]
Carefully review this important                            3  Money Market Fund -- Investment Objective, Principal
section, which summarizes the Fund's                          Investment Strategies, Principal Investment Risks and
investments, risks, past performance,                         Performance Information
and fees.                                                  5  U.S. Treasury Money Market Fund -- Investment Objective,
                                                              Principal Investment Strategies, Principal Investment
                                                              Risks and Performance Information
                                                           6  Fees and Expenses

                                                         FUND MANAGEMENT

                                               [ICON]
Review this section for Fund                               7  Investment Adviser
Management details on the people and                       7  Portfolio Manager
organizations who oversee the Fund.                        7  Distributor and Administrator

                                                         SHAREHOLDER INFORMATION

                                               [ICON]
Review this section for shareholders                       8  Pricing of Fund Shares
information details on how shares are                      8  Purchasing and Adding to Your Shares
valued, how to purchase, sell or                          10  Selling Your Shares
exchange shares, related fees and                         12  General Policies on Selling Shares
payments of dividends and                                 14  Exchanging Your Shares
distributions.                                            15  Service Organizations
                                                          15  Dividends, Distributions and Taxes

                                                         FINANCIAL HIGHLIGHTS

                                               [ICON]
                                                          16

                                                         BACK COVER

                                               [ICON]
                                                              Where To Learn More About The Fund

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.

   The Fund invests in instruments permitted under federal rules governing money market funds, including: U.S. Government Securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

   The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the security's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to a lower return upon subsequent reinvestment of the principal.

   A full discussion of all permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and for the one-year, five-year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS FOR
         INSTITUTIONAL CLASS SHARES
           AS OF DECEMBER 31, 2001
   [PERFORMANCE CHART]

1994                                                                             4.19%
95                                                                               5.85%
96                                                                               5.33%
97                                                                               5.43%
98                                                                               5.31%
99                                                                               4.95%
00                                                                               6.15%
01                                                                               3.84%



                                                                         Best quarter:      Q3       2000       1.58%
                                                                         Worst quarter:     Q4       2001       0.50%



                                           For the period January 1, 2002
                                           through June 30, 2002 the aggregate
                                           (non-annualized) total return of the
                                           Fund was 0.69%.

                                          AVERAGE ANNUAL TOTAL RETURNS
                                          (FOR THE PERIODS ENDING DECEMBER 31,
                                          2001)(1)

                                                                                                                  SINCE
                                                                                               PAST    PAST 5   INCEPTION
                                                                                               YEAR    YEARS     9/30/93
                                                                   Institutional Class
                                                                     Shares                    3.84%   5.13%      3.84%


   (1) As of December 31, 2001 the 7-day current yield of the Fund's Institutional shares was 1.52%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.

 [ICON]
   RISK/RETURN SUMMARY AND FUND EXPENSES         U.S. TREASURY MONEY MARKET FUND

   THE U.S. TREASURY MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with liquidity and maximum safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities. U.S. Treasury Securities include bills, notes, bonds, and separately traded registered interest and principal securities.

   In managing the Fund, the portfolio manager focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   A full discussion of all permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   Performance information is not available for the Fund as it has not commenced operations as of the date of this prospectus.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES        MONEY MARKET FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                     FEE TABLE


                                                                       THE MONEY MARKET            THE U.S. TREASURY
                                                                         FUND SHARES               MONEY MARKET FUND
    ------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a % of
      offering price)                                                        None                         None
    ANNUAL FUND OPERATING EXPENSES
      (expense that are deducted from fund assets)
    Management fees(1)                                                       0.30%                        0.30%
    12b-1 fees                                                               None                         None
    Other expenses                                                           0.25%                        0.25%
                                                                             ----                         ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.55%                        0.55%
                                                                             ====                         ====



   (1) The Adviser and the Administrator are voluntarily waiving a portion of the advisory fees and administration fees, respectively for the Money Market Fund. Total Fund Operating Expenses after these fee waivers are expected to be 0.42% for the Money Market Fund. These fee waivers may be revised or cancelled at any time. The annual fund operating expenses for the U.S. Treasury Money Market Fund are estimated for the current fiscal year.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES,

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                       THE MONEY MARKET            THE U.S. TREASURY
                                                                         FUND SHARES               MONEY MARKET FUND
    ---------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                                  $ 56                         $ 56
    THREE YEARS AFTER PURCHASE                                               $176                         $176
    FIVE YEARS AFTER PURCHASE                                                $307                         $307
    TEN YEARS AFTER PURCHASE                                                 $689                         $689

 [ICON]

FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark Investment Advisors, Inc. ("Trustmark" or the "Adviser"), 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Fund. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously review, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchases and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion. Prior to June 1, 2002 and May 10, 2001, Trustmark Financial Services, Inc. and Trustmark National Bank, respectively, served as investment adviser to the Funds.


   As of June 30, 2002 Trustmark had assets under management of approximately $2.2 billion with $1.2 billion in the Performance Funds. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2002, Trustmark National Bank has approximately $7.3 billion in assets under management. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.


   For these advisory services, the Money Market Fund paid an annual fee of 0.24% of its average daily net assets during the fiscal year ended May 31, 2002. Trustmark waived a portion of its contractual fees for the Money Market Fund for the most recent fiscal year. No advisory fees were paid by the U.S. Treasury Money Market Fund since it was not operational for the period. Contractual fees (without waivers) are 0.30% for the Money Market Fund and 0.30% for the U.S. Treasury Money Market Fund.


   PORTFOLIO MANAGER

   Trustmark has an investment management staff of highly trained professionals who manage the assets of each Performance Fund.

   KELLY COLLINS is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's and the U.S. Treasury Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991.


   DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor") 3435 Stelzer Road, Columbus, OH 43219 acts as the Fund's distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute shares of the Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by adding the total value of each Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:



                                     NAV =
                           Total Assets - Liabilities
                        --------------------------------
                          Number of Shares Outstanding
             ------------------------------------------------------


   Each Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is determined at 12:00 noon Eastern time on days the New York Stock Exchange and the Federal Reserve Bank of New Orleans are open. Each Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the New York Stock Exchange and the Federal Reserve Bank of New Orleans are open for business. For example: If you properly place a purchase order to buy shares of a Fund, that is delivered to the Fund by 12:00 noon Eastern time, the order receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If your order is received after 12:00 noon Eastern time, you will receive the NAV calculated on the next day at 12:00 noon Eastern time.


   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Funds through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Shares of the U.S. Treasury Money Market Fund are not currently available for purchase.



   Institutional Class shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.



   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.



   The minimum initial investment amount is $1,000,000. A Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.



   Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Funds prior to the close of its business day which is currently 1:30 p.m. Eastern time, will become effective that day.


     AVOID BACKUP TAX WITHHOLDING
     The Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                   BY EXPRESS MAIL
                              Performance Funds Trust                           Performance Funds Trust
                              P.O. Box 182484                                   3435 Stelzer Road
                              Columbus, OH 43218-2484                           Columbus, OH 43219
                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name
                                 "Money Market Fund" or "U.S. Treasury Money Market Fund" on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House (ACH) and must be a U. S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from
                              your bank account.
     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account
                              number and instructions for sending your
                              application, and for instructing your bank to
                              wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                                                         ELECTRONIC VS. WIRE
                                                              TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic purchase
                                                     or sale, the transaction is
                                                     made through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.
                                                             QUESTIONS?
                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   AUTOMATIC INVESTMENT PROGRAM


   You can make automatic investments in the Funds from your bank account. Automatic investments minimum is $25; no investment is required to establish an automatic investment account.


   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $25)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   PAYROLL DIRECT DEPOSIT

   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund/per pay period.

   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   SELLING YOUR SHARES
   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges)                          (See "General Policies on Selling Shares -- Verifying
                                                Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required" below)                         - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature
                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below)                                 Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your application                        normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank                     credited within 8 days.
     Your bank may charge for this
     service

                                                             QUESTIONS?
                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676

     - Include a voided personal check.

     - You must have a value of $25,000 or more to start withdrawals.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

     - The redemption proceeds are being wired to bank instructions currently not on your account


   Please note that signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (see #2 above).


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a federal funds wire.


   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below (not as a result of market action) $500, ($250 for IRAs), the Funds may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Funds may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Funds.

 [ICON]

 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in a Fund for shares of the same class of another Performance Fund. No transaction fees are charged for exchanges (see "Notes on exchanges" below).

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.


     - Shareholders must have a minimum initial purchase of $1,000,000 in their Performance Funds accounts.


   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484 Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.

 [ICON]

 SHAREHOLDER INFORMATION

   SERVICE ORGANIZATIONS

   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in a Fund through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Funds' average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are declared daily and paid monthly. Capital gains are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxes on capital gains by the Funds will vary with the length of time the Funds have held the security -- not how long you have invested in the Funds.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [ICON]

 FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND


   The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). No information is presented for the U.S. Treasury Money Market Fund since the Fund had not yet commenced operations as of the date of this Prospectus. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                               THE MONEY MARKET FUND
INSTITUTIONAL CLASS


                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998
  NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
  -----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                    0.02           0.06           0.05           0.05           0.05
  -----------------------------------------------------------------------------------------------------------------------------
    Net realized gains on investments                        0.00*          0.00*            --             --             --
  -----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                       0.02           0.06           0.05           0.05           0.05
  -----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS:
    Net investment income                                   (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------------
      Total dividends                                       (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
  -----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
  -----------------------------------------------------------------------------------------------------------------------------
      Total Return                                           2.26           5.92%          5.38%          5.05%          5.43%
  -----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)             $533,027       $574,726       $432,090       $382,178       $349,024
    Ratio of expenses to average net assets                  0.42%          0.37%          0.35%          0.35%          0.33%
    Ratio of net investment income to average net
      assets                                                 2.26%          5.73%          5.26%          4.92%          5.31%
    Ratio of expenses to average net assets(a)               0.56%          0.55%          0.54%          0.59%          0.57%


(a) During the period, certain fees were voluntarily or contractually waived. If such voluntary or contractual fee waivers had not occurred, the ratio would have been as indicated.

 * Less than $0.005 per share.

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Money Market Fund's annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                               Performance Funds
                                P.O. Box 182484
                           Columbus, Ohio 43218-2484
                           Telephone: 1-800-737-3676

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


Investment Company Act file no. 811-6603.
PR PRO 6028 9/02

                             PERFORMANCE FUNDS TRUST
                       TELEPHONE: 1-800 PERFORM (737-3676)

              STATEMENT OF ADDITIONAL INFORMATION - OCTOBER 1, 2002

                              THE MONEY MARKET FUND
                       THE U.S. TREASURY MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                        THE INTERMEDIATE TERM INCOME FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                             THE LEADERS EQUITY FUND



         Performance Funds Trust (the "Trust") is an open-end, management investment company offering seven separate series. This Statement of Additional Information ("SAI") contains information about the Class A Shares, the Class B Shares and the Institutional Class Shares of each of the Trust's series--THE MONEY MARKET FUND, THE U.S. TREASURY MONEY MARKET FUND (THE "TREASURY FUND") (THE MONEY MARKET FUND AND THE TREASURY FUND ARE TOGETHER REFERRED TO HEREIN AS THE "MONEY MARKET FUNDS") THE SHORT TERM GOVERNMENT INCOME FUND (THE "SHORT TERM FUND"), THE INTERMEDIATE TERM INCOME FUND (THE "INTERMEDIATE FUND") (THE SHORT TERM FUND AND THE INTERMEDIATE FUND ARE TOGETHER REFERRED TO HEREIN AS THE "INCOME FUNDS"), THE LARGE CAP EQUITY, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND (THE LARGE CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND ARE TOGETHER REFERRED TO HEREIN AS THE "EQUITY FUNDS")(each, a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are described in the Prospectus. See the "Investment Policies."

         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, each dated October 1, 2002. All terms used in this SAI that are defined in the Prospectuses will have the meanings assigned in the Prospectuses. The financial statements and related report of the independent accountants in the Funds' (except for the Treasury Fund) Annual Report for the fiscal year ended May 31, 2002 are incorporated by reference into this SAI. Copies of the Prospectuses and the Annual Report may be obtained without charge by writing to the Trust's distributor, at 3435 Stelzer Road, Columbus, Ohio 43219; or by calling the Funds at the telephone number indicated above.

                                TABLE OF CONTENTS

Investment Policies.......................................................  3
Description of Securities and Investment Practices........................  5
Investment Restrictions ..................................................  19
Management of The Funds...................................................  21
Distribution of Fund Shares ..............................................  23
Rule 12b-1 Distribution Plan..............................................  24
Calculation of Yield and Total Return.....................................  25
Additional Purchase and Redemption Information............................  28
Determination of Net Asset Value..........................................  31
Portfolio Transactions....................................................  32
Federal Income Taxes......................................................  34
Shares of Beneficial Interest.............................................  36
Other Information.........................................................  44
Custodian.................................................................  44
Experts...................................................................  44
Financial Statements......................................................  44
Appendix..................................................................  45



         NEITHER THE PROSPECTUS NOR SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. NEITHER THE PROSPECTUS NOR SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

                               INVESTMENT POLICIES

The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund (except for the Leaders Equity Fund) is a fundamental policy of the Fund and may not be changed without the approval of the Fund's shareholders. All other investment limitations, other than the fundamental investment restrictions listed under "Investment Restrictions," described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees. With respect to (1) the Funds' primary investment policy involving 80% of the Fund's "assets" and (2) the Fund's secondary investment policy involving the remainder of 20% of the Fund's "assets" as shown in the SAI and the Prospectuses, the term "assts" refers to "net assets plus borrowings for investment purposes." In addition, unless otherwise noted, each 80% primary investment policy is a nonfundamental policy which means it may be changed by the Board of Trustees without shareholder approval. The Funds will provide notice to shareholders at least 60 days prior to any change to this policy.

THE FUNDS

         THE MONEY MARKET FUND. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days. The Fund's investments may include any investments permitted under federal rules governing money market funds, including: U.S. Government Securities; domestic and foreign bank obligations; commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities (see "U.S. Government Securities", "Domestic and Foreign Bank Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand, and Master Demand Notes").

         The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will purchase commercial paper only if, at the time of the investment, the paper is rated within the top rating category or deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will invest no more than 5% of its total assets in securities rated below the highest rating category or, if unrated, deemed of comparable quality.

         The Fund may also invest in the securities of other investment companies (see "Investment Company Securities"). The Fund may also lend its portfolio securities (see "Lending Securities").

         THE TREASURY FUND. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund normally invests in obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities (see "U.S. Government Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand, and Master Demand Notes") and may purchase U.S. Treasury Securities on a "when-issued" basis (see "When-Issued, Delayed Delivery Securities and Forward Commitments"). U.S. Treasury Securities may also include STRIPs (see "Zero Coupon Securities and STRIPs"). The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days with no security having remaining a maturity exceeding 397 days.

         The Fund may also invest in the securities of other investment companies having similar investment policies (see "Investment Company Securities"). The Fund may also lend its portfolio securities (see "Lending Securities").

         THE SHORT TERM FUND AND THE INTERMEDIATE FUND. Each Income Fund pursues its objective as described in the prospectus by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities (see "U.S. Government Securities" and "Mortgage Related Securities") within such Fund's given maturity restrictions described in the prospectus. These securities may also include zero coupon securities (see "Zero Coupon Securities").

         To permit desirable flexibility, the Short Term Fund has authority to invest up to 20% of its assets and the Intermediate Fund has authority to invest up to 35% of its total assets in corporate debt securities rated BBB or better by Standard &Poor's (S&P) or Baa or better by Moody's Investment Services, Inc. ("Moody's") (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of domestic and foreign banks variable and floating rate demand and master demand notes; and repurchase agreements with respect to securities in which the Fund is authorized to invest (see "Domestic and Foreign Bank Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand and Master Demand Notes"). In addition, the Funds may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see "Interest Rate Futures Contracts and Options Thereon", "Investment in Bond Options" and "Risks Involving Futures Contracts"). The Funds may also invest in investment companies, securities on a when-issued basis or forward commitment basis and lend its portfolio securities (see "Investment Company Securities", "When-Issued, Delayed Delivery Securities and Forward Commitments" and "Lending Securities").

         THE LARGE CAP EQUITY FUND. The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in common stocks. The Fund may also enter into stock index futures contracts, options on securities, and options on futures contracts to a limited extent (see "Stock Index Futures Contracts", "Options on Common Stocks and Stock Indices" and "Options on Index Futures "). The Fund expects to invest primarily in securities of U.S. based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs (see "Foreign Securities"). Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of large U.S. companies. Large companies are defined as those with market capitalization in excess of $3 billion at the time of purchase. Companies that satisfy this test at the time of purchase will continue to be considered "large" for purposes of the 80% test even if they subsequently fall below this range. Under normal conditions, up to 20% of the Fund's assets may be invested in small capitalization stocks, foreign securities, U.S. Government Securities and options and futures transactions (see "U.S. Government Securities,"). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. Government Securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moodys, repurchase agreements (maturing in seven days or less) mortgage related and asset backed securities and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations(see "Corporate Debt Securities," "Mortgage Related Securities" and "Other Asset Backed Securities"). The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities".)

         THE MID CAP EQUITY FUND. The Mid Cap Equity Fund pursues its objective of growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks. Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of mid-sized companies. Mid-sized companies are defined as those with market capitalizations that fall within the range of companies in the S&P Mid Cap Index at the time of investment. The S&P Mid Cap Index is an unmanaged index that is designed to track the performance of medium sized companies. The index is updated quarterly, and the companies included in the index, as well as their capitalization ranges, change from time to time. A company that was within the range of the index at the time its stock was purchased by the Fund will continue to be considered mid-sized for purposes of the 80% test even if its capitalization subsequently falls outside the range of the index. Under normal market conditions, up to 20% of the Fund's assets may be invested in options, warrants, preferred stock, foreign securities, money market instruments, securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see "Options on Common Stock and Stock Indices," "Warrants," "Convertible Securities," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "Stock Index Future Contracts" and "Options on Index Futures"). The Fund may invest without limit in investment grade corporate debt securities, mortgage related and asset backed securities, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-2" or better by S&P, or "P-2" or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations", "Commercial Paper", "Repurchase Agreements" and "Variable and Floating Rate Demand Notes." The Fund may also invest in investment companies and lend portfolio securities (See "Investment Company Securities" and "Lending Securities".)

         THE LEADERS EQUITY FUND. The Leaders Equity Fund pursues its objective of long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 20-40 stocks and is considered a non-diversified fund. Under normal market conditions, up to 20% of the Fund's assets may be invested in options, warrants, preferred stock, foreign securities/ADRs, money market instruments, investment grade debt securities and securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see "Options on Common Stock and Stock Indices," "Warrants," "Convertible Securities," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "Stock Index Future Contracts" and "Options on Index Futures"). The Fund may invest without limit (i.e., constituting more than the 30-40 stocks of the core portfolio) in debt instruments, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-2" or better by S&P, or "P-2" or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations", "Commercial Paper", "Repurchase Agreements" and "Variable and Floating Rate Demand Notes".) The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities".)

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

         U.S. GOVERNMENT SECURITIES (all Funds). The Funds, except as noted below, may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. The only U.S. Government securities in which the Treasury Fund may invest are U.S. Treasury obligations. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participation in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS (all Funds except the Treasury
Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of its affiliates, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds limit their investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches). The Funds limit their investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which, in the opinion of the

Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Funds.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U. S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all-foreign branches of U.S. banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

         COMMERCIAL PAPER (all Funds except the Treasury Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

         CORPORATE DEBT SECURITIES (all Funds except the Treasury Fund). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under "Foreign Securities and American Depository Receipts." Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depository Receipts" below for more details). The Money Market Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

         UNRATED INVESTMENTS (all Funds except the Treasury Fund). Each Fund may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, in the case of the Money Market Fund, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund's Adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         LETTERS OF CREDIT (all Funds except the Treasury Fund). Each Fund may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser are of investment quality comparable to other permitted investments of the fund may be used for letter of credit-backed investments.

         LENDING OF SECURITIES (all Funds). Each Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned might occur during the term of the loan would be for the account of the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. Each Fund may lend its portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions, so long as the terms, and the structure of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by a domestic bank or the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of securities loaned rises (i.e., the borrower "marked-to-market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceed 33 1/3% of the value of a Fund's total assets. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

         INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON. The Income Funds and The Money Market Fund may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

         At the time a Fund enters into a futures transaction, it is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked-to-market."

         The Funds may engage only in interest rate futures contract transactions involving (i) the sale of the designated debt securities underlying the futures contract (i.e., short positions) to hedge the value of securities held by such Funds; (ii) the purchase of the designated debt securities underlying the futures contract when such Funds hold a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) activities that are incidental to a Fund's activities in the cash market in which such a Fund has determined to invest. If the market moves favorably after a Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.

         The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

         The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 25% of each Fund's net assets are at risk due to such transactions.

         An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

         INVESTMENT IN BOND OPTIONS. The Income Funds may purchase put and call options and write covered put and call options on securities in which each such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Income Funds may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Income Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Government Income Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Income Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Government Income Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Government Income Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Income Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If an Income Fund, as a covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Income Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         OPTIONS ON COMMON STOCKS AND STOCK INDICES (The Equity Funds only). Each Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns or has the right to acquire the optioned securities and maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if a Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

         Each Fund also may purchase put options ("puts"). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund's return.

         Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.

         Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

         INDEX FUTURES CONTRACTS (Equity Funds). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund's total assets are at risk due to such transactions. An index futures contract is a contract to buy or sell units of an index at a specified future date, at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts and may purchase and sell options thereon.

         There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in the Adviser's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of the index futures by the Funds for hedging purposes is also subject to a Fund's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

         OPTIONS ON INDEX FUTURES (Equity Funds). Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Additional Limitations on Futures Contracts and Related Options. In order to comply with undertakings made by the Trust pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will each use interest rate and stock index futures contracts and options thereon, respectively, solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z)(1); provided, however, that with respect to each long position in an interest rate futures contract or option thereon that will be used as part of a portfolio management strategy and that is incidental to such Fund's activities in the underlying cash market but would not come within the meaning and intent of Reg. 1.3(z)(1), the "underlying commodity value" (the size of the contract or option multiplied by its current settlement price) of each such long position will not at any time exceed the sum of:

         (1) The value of short-term United States debt obligations or other United States dollar-denominated high quality short term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on such contract or option;

         (2) Unrealized appreciation on such contract or option held at the broker; and

         (3) Cash proceeds from existing investments due in not more than 30 days.

         No Fund will enter into financial futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options it has entered into; provided, however, that the "in-the-money" amount of an option that was "in-the-money" at the time of purchase will be excluded in computing such 5%.

         RISKS INVOLVING FUTURES TRANSACTIONS. Transactions by Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Funds' incurring larger losses than would otherwise be the case. The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Funds' assets and the ability to operate as an open-end investment company. The Adviser will monitor the Funds' use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Funds' ability to meet redemptions.

         REPURCHASE AGREEMENTS (all Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments. The Funds will enter into repurchase agreements only with dealers; domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. The Fund will require that the value of such underlying securities, together with any other collateral held by a Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the sellers obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (10% for the Money Market Fund and the Treasury Fund) of the total net assets of the Fund would be so invested.

         SHORT-TERM TRADING (all Funds). The Funds do not make a practice of short-term trading; however, purchases and sales of securities will be made whenever necessary in the management's view to achieve the investment objectives of the Fund. The Adviser does not expect that in pursuing the Funds' investment objectives unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The Adviser believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objective than would otherwise be the case. During periods of relatively stable market and economic conditions, the Adviser expects the portfolio turnover of the Fund will not exceed 250%, 150%, 200% and 200% annually for the Short Term Fund, Intermediate Fund, Mid Cap Equity Fund and Large Cap Equity Fund, respectively.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund and the Treasury Fund) of that Fund's net assets.

         The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.

         FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS ("ADRS") (The Equity Funds). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Equity Fund's investment in foreign debt securities is limited to 5% of its total assets. The Leaders Equity, Mid Cap Equity and Large Cap Equity Funds may invest in American Depositary Receipts
(ADRs). Generally these are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic securities market. The Funds intend to invest less than 20% of each Fund's total assets in ADRs.

         There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

         Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.

         WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS (all Funds, except the Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate cash or liquid high-grade debt securities with a Fund's custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

         MORTGAGE-RELATED SECURITIES (all Funds except the Treasury Fund). The Funds may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related securities stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the

United States or by any Federal Home Loan Banks and do not constituted a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal. FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.

         The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Adviser will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

         The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

         Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share value and yield are not guaranteed and the Government Income Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

         OTHER ASSET-BACKED SECURITIES (all Funds- except the Treasury Fund). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(C)("CARS(C)"). CARS(C) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS(C) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(C) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.

         ILLIQUID SECURITIES. The Funds have adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as liquid if determined to be liquid by the Adviser pursuant to procedures adopted by the Board.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         The Adviser will monitor the liquidity of restricted securities in the Funds' portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser, (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer), and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% (10% with respect to the Money Market Fund and the Treasury
Fund) of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 3.

         SMALL CAP COMMON STOCKS. Investing by the Leaders Equity Fund and Mid Cap Equity Fund in the common shares of "smaller" companies generally entails greater risk and volatility than investing in large, well-established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies; thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.

         MID CAP COMMON STOCKS. Investing by the Mid Cap Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the Standard & Poors Composite 500 Index, these companies are still in the developmental stages of their life cycle and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies have a more defined organizational structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

         INVESTMENTS IN WARRANTS AND RIGHTS. The Leaders Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund may invest in warrants, which in general are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         CONVERTIBLE SECURITIES. The Leaders Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by Standard & Poor's Corporation ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Securities rated less than "A" by S&P may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities. See the Appendix for an explanation of different rating categories.

         In selecting convertible securities for the Funds, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

         The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

         INVESTMENT COMPANY SECURITIES (all Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund and the Treasury Fund. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act as amended, which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative fees. In order to avoid the imposition of additional fees as a result of investments by the Trust's Funds in the Money Market Fund and the Treasury Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fee from the Money Market Fund that are attributable to those Fund investments. The Adviser and the Administrator will promptly forward such fees to the Trust's Funds.

         INVESTMENTS IN SMALL, UNSEASONED COMPANIES. The Leaders Equity Fund, Large Cap Equity Fund and Mid Cap Equity Fund may invest in small-unseasoned companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings. The Fund may receive lower prices than might otherwise be obtained.

         CORPORATE REORGANIZATIONS. The Leaders Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately after the announcement of the offer or proposal. However, the increased market price of such securities may still discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

         In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions, including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds, thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Funds to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Internal Revenue Code (see the Prospectus, "Dividends, Distributions and Federal Income Taxes"). The Adviser intends to select investments of the type described which in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.

         SHORT SALES. The Mid Cap Equity Fund may make short sales of securities. A short sale is a transaction in which the Funds sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

         When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Funds' obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U. S. Government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from whom it borrowed the security regarding payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" with out respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         REVERSE REPURCHASE AGREEMENTS (Equity Funds only). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         ZERO COUPON SECURITIES AND STRIPS (all Funds). The Funds, except the Treasury Fund, may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest component of STRIPS may be more volatile than that of U S Treasury bills with comparable maturities. The U.S. Treasury Money Market Fund is not permitted to invest any other stripped securities other than STRIPS described above.

         Currently Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

         PORTFOLIO TURNOVER. Purchases and sales are made for the Funds whenever necessary, in the Adviser's opinion, to meet each Fund's objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. The Mid Cap Equity Fund and Large Cap Equity Fund do not anticipate that the portfolio turnover rate will exceed 200% and 100% respectively. The portfolio turnover rate is not expected to exceed 250% for the Short Term Fund and 150% for the Intermediate Fund.

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental policies of all Funds except as noted. Fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Shares of Beneficial Interest" in this Statement of Additional Information).

         None of the Funds, except where indicated, may:

         (1) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

         (2) underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting;

         (3) invest more than 15% (10% in the case of the Money Market Fund and the Treasury Fund) of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Board of Trustees;

         (4) acquire securities for the purpose of exercising control or management over the issuers thereof;

         (5) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

         (6) invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. In order to avoid the imposition of additional fees as the result of investments by the Trust's Funds in affiliated Funds the Adviser and Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the lesser of acquiring or acquired Funds that are attributable to those Fund investments;

         (7) make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's total assets;

         (8) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Prospectus and this SAI;

         (9) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for "margin" payments in connection with financial futures contracts and options on futures contracts) or (except for the Mid Cap Equity Fund) make short sales of securities; or

         (10) issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund's obligation thereunder, if any, is "covered" (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's obligations and marks-to-market daily such collateral).

         No Fund (except for the Leaders Equity Fund) may, with respect to 75% (100% with respect to the Money Market Fund and the Treasury Fund) of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof.

         If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

CODES OF ETHICS

         The Trust, the Distributor and the Adviser have each adopted Codes of Ethics designed to prevent affiliated persons of the Trust, the Distributor and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds, which also may be held by the person subject to the Code.

                             MANAGEMENT OF THE FUNDS

Trustees. The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
NAME, ADDRESS, AND AGE       POSITION(S)   TERM OF      PRINCIPAL OCCUPATION(S) DURING     NUMBER OF      OTHER
                               HELD      OFFICE AND              PAST 5 YEARS             PORT-FOLIOS   DIRECTOR-
                             WITH THE     LENGTH OF                                         IN FUND     SHIPS HELD
                               TRUST       TIME SERVED                                      COMPLEX     BY TRUSTEE
                                                                                           OVERSEEN
                                                                                          BY TRUSTEE
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------

NON-INTERESTED TRUSTEES
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
John J. Pileggi,             Trustee    Indefinite     President and Chief Executive      7            American
Age 43                                  5/92 to        Officer, Mercantile Capital                     Independence
2 Hopkins Plaza                         present        Advisors Inc.  Formerly,                        Funds Trust
10th Floor                                             President, Plusfunds.com, 2000 -
Baltimore, MD 21201                                    2002; Formerly President and
                                                       Chief Executive Officer,
                                                       ING Mutual Funds
                                                       Management Co., LLC, a
                                                       registered investment
                                                       adviser and wholly-owned
                                                       subsidiary of ING North
                                                       America, an integrated
                                                       financial services
                                                       company, 1998 to 2000;
                                                       Formerly, director of
                                                       Furman Selz LLC, an
                                                       institutional brokerage
                                                       firm, 1994 through 1998
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
Charles M. Carr,             Trustee    Indefinite     Petroleum Consultant since 1992.   7            N/A
Age 67,                                 8/96 to
1451 Highland Park Drive,               present
Jackson, MS 39211
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
James  H.  Johnston,   III,  Trustee    Indefinite     Physician (Gastroenterologist)     7            N/A
M.D.,                                   5/92 to        with Gastrointestinal
Age 54,                                 present        Associates, P.A., Jackson,
1421  North  State  Street,                            Mississippi since 1984.
Suite 203,
Jackson, MS  39202
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------

---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
James T. Mallette,           Trustee    Indefinite     Attorney, Mallette Law Firm, PA    7            N/A
Age 42,                                 5/92 to        from 2000 - present; Formerly
3900    Lakeland     Drive,             present        Attorney, Kelly, Gault &
Jackson, MS  39208                                     Mallette, LLP for 2000.
                                                       Formerly, Attorney,
                                                       Stubblefield, Mallette & Harvey,
                                                       P.A. (1997 through 2000), and an
                                                       Attorney, Daniel Coker Horton
                                                       and Bell  (1987-1997).
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
Walter  P.  Neely,   Ph.D.,  Trustee    Indefinite     Professor and Consultant,          7            N/A
CFA,                                    5/92 to        Millsaps College, Jackson,
Age 56,                                 present        Mississippi, since 1980.
1701  North  State  Street,
Jackson, MS 39210
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------

---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
INTERESTED TRUSTEE
---------------------------- ---------- -------------- ---------------------------------- ------------ -------------
Walter B. Grimm(1),          Trustee    Indefinite     Employee of BISYS Fund             7
Age: 57,                                9/98 to        Services--6/92 to present
3435 Stelzer Road                       present        Currently serves as Senior Vice                 American
Columbus, Oh 43219                                     President.                                      Performance
                                                                                                       Funds

                                                                                                       The
                                                                                                       Coventry
                                                                                                       Group

                                                                                                       Variable
                                                                                                       Insurance
                                                                                                       Funds

                                                                                                       United
                                                                                                       American
                                                                                                       Cash
                                                                                                       Reserves


---------------------------- ---------- -------------- ---------------------------------- ------------ -------------

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Principal Officers

------------------------------- ---------------------------- ---------------------------- ----------------------------
        NAME, ADDRESS,           POSITION(S) HELD WITH THE    TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S)
           AND AGE                         TRUST                   OF TIME SERVED             DURING PAST 5 YEARS
------------------------------- ---------------------------- ---------------------------- ----------------------------
Walter B. Grimm,                President of the Trust       Indefinite 9/98 to present   Employee of BISYS Fund
Age: 57,                                                                                  Services--6/92 to present
3435 Stelzer Road                                                                         Currently serves as Senior
Columbus, Oh 43219                                                                        Vice President.

------------------------------- ---------------------------- ---------------------------- ----------------------------
Curtis Barnes,                  Secretary of the Trust       Indefinite, 5/99 to present  Vice President,
Age 44,                                                                                   Administration Services,
3435 Stelzer Road, Columbus,                                                              BISYS Fund Services -
OH                                                                                        Since May 1995
------------------------------- ---------------------------- ---------------------------- ----------------------------
Nadeem Yousaf,                  Treasurer of the Trust       Indefinite, 2/00 to present  Vice President, Tax &
Age 33,                                                                                   Financial Services, BISYS
3435 Stelzer Road, Columbus,                                                              Fund Services - Since
OH                                                                                        August 1999. Formerly,
                                                                                          Director of Canadian
                                                                                          Operations, Investors Bank
                                                                                          and Trust
------------------------------- ---------------------------- ---------------------------- ----------------------------

         As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of Trustees who are not "interested persons" of the Trust will be made by such disinterested Trustees. See "Rule 12b-1 Distribution Plan" in this SAI.

         Trustees of the Trust who are not affiliated with the Distributor or the Adviser receive from the Trust an annual fee of $5,000 and a fee for each Board of Trustees and Board committee meeting attended of $1,000. Trustees who are affiliated with the Distributor or the Adviser do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


         The Trust has an Audit Committee, consisting of all of the Independent Trustees. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with Trustmark on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met two times during the fiscal year ended May 31, 2002.


         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee met once during the fiscal year ended May 31, 2002.

         The following table sets forth-total compensation paid to Trustees for the fiscal year ended May 31, 2002. Except as disclosed below, no executive officer or person affiliated with the Funds received compensation from the Funds for the fiscal year ended May 31, 2002 in excess of $60,000. *

                               COMPENSATION TABLE

                                                                  PENSION OR       ESTIMATED           TOTAL
                                                                  RETIREMENT         ANNUAL      COMPENSATION FROM
                                               AGGREGATE       BENEFITS ACCRUED     BENEFITS        REGISTRANT
                                           COMPENSATION FROM      AS PART OF          UPON           AND FUND
NAME OF PERSON, POSITION                    THE REGISTRANT           FUND          RETIREMENT        COMPLEX
------------------------                   ---------------         EXPENSES                          -------
John J. Pileggi, Trustee                        $11,500                                               $11,500

James H. Johnston, III, M.D., Trustee           $10,500                                               $10,500

James T. Mallette, Trustee                      $10,500                                               $10,500

Walter P. Neely, Ph.D., CFA Trustee             $11,500                                               $11,500

Charles M. Carr, Trustee                        $11,500                                               $11,500

Walter B. Grimm, Trustee**                        $0                                                     $0


*No executive officer is compensated by the Trust.
** Mr. Grimm is an affiliate of the Trust and therefore is not compensated by the Trust for his services as Trustee.

----------


         No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

------------------------------ ----------------------------- ---------------- --------------- ---------------
Name of Trustee                Name of Owners and            Company          Title of        Value of
                               Relationships to Trustee                       Class           Securities
------------------------------ ----------------------------- ---------------- --------------- ---------------
John J. Pileggi
------------------------------ ----------------------------- ---------------- --------------- ---------------
James H. Johnston, III           J. Harvey Johnston, Jr.        Trustmark                        $35,000
                             (Father) National Bank
------------------------------ ----------------------------- ---------------- --------------- ---------------
James T. Mallette
------------------------------ ----------------------------- ---------------- --------------- ---------------
Charles M. Carr                            None                   None             None             No
------------------------------ ----------------------------- ---------------- --------------- ---------------
Walter P. Neely                            None                   None             None             No
------------------------------ ----------------------------- ---------------- --------------- ---------------

         No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (I) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         -        the Funds;
         -        an officer of the Funds;
         - an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;
         - an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;
         -        the Adviser or principal underwriter of the Funds;
         - an officer of the Adviser or principal underwriter of the Funds;
         - a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

         For the year ended December 31, 2001, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment company overseen by the Trustees within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES
------------------------------------- ----------------------------------- -----------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                      DOLLAR RANGE OF EQUITY               INVESTMENT COMPANIES OVERSEEN BY
      NAME OF TRUSTEE                 SECURITIES IN THE FUNDS              TRUSTEE IN FAMILY OF INVESTMENT
                                                                                      COMPANIES
------------------------------------- ----------------------------------- -----------------------------------
Walter B. Grimm                                       $0                                  $0
------------------------------------- ----------------------------------- -----------------------------------


INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------- -----------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
      NAME OF TRUSTEE                                                      INVESTMENT COMPANIES OVERSEEN BY
                                      DOLLAR RANGE OF EQUITY               TRUSTEE IN FAMILY OF INVESTMENT
                                      SECURITIES IN THE FUNDS                         COMPANIES
------------------------------------- ----------------------------------- -----------------------------------
John J. Pileggi
------------------------------------- ----------------------------------- -----------------------------------
James H. Johnston, III                $10,000-$50,000                     $10,000 - $50,000
------------------------------------- ----------------------------------- -----------------------------------
James T. Mallette
------------------------------------- ----------------------------------- -----------------------------------
Walter P. Neely, Ph.D.                Over $100,000                       Over $100,000
------------------------------------- ----------------------------------- -----------------------------------
Charles M. Carr                       Over $100,000                       Over $100,000
------------------------------------- ----------------------------------- -----------------------------------

         The Officers of the Trust receive no compensation directly from the Trust for performing the duties of their office. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Grimm, Barnes and Yousaf are employees of BISYS.

         As of September 24, 2002, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

         THE ADVISER. Trustmark Investment Advisors, Inc., ("Trustmark or the "Adviser"), located at 248 East Capitol Street, Jackson, Mississippi 39201, provides investment advisory services to the Funds. Trustmark is a wholly owned subsidiary of Trustmark National Bank. Pursuant to an Assumption Agreement dated June 1, 2002, Trustmark assumed all duties of Trustmark National Bank and Trustmark Investment Advisers, Inc. which had provided investment advisory services to the Funds since inception pursuant to a Master Investment Advisory Contract and an Assumption Agreement dated April 25, 2001, respectively, with the Trust (the Assumption Agreement and Master Investment Advisory contract are collectively referred to as the "Advisory Contracts").

Subject to such policies determined by the Trust's Board of Trustees. Trustmark makes investment decisions for the Funds.

         Trustmark National Bank is a wholly owned subsidiary of Trustmark Corporation, a bank holding company. Trustmark National Bank is a national banking association, which provides a full range of banking and trust services to clients.

         The Advisory Contracts provide that the Adviser shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Contracts, the Adviser furnished to the Board of Trustees, periodic reports on the investment strategy and performance of each Fund.

         The Adviser has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis, statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.

         The Advisory Contracts will continue in effect for more than two years provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund's outstanding voting securities (as defined in the 1940
Act) or by the Trust's Board of Trustees and (ii) by a majority of the trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates: the Treasury Fund, 0.30%; the Money Market Fund, 0.30%; the Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; the Large Cap Equity Fund, 0.60%; the Mid Cap Equity Fund, 0.75%; and the Leaders Equity Fund, 1.00%.

         For the fiscal years ended May 31, 1999, May 31, 2000 and May 31, 2001, Trustmark National Bank and/or Trustmark Financial Services, Inc. were entitled to and waived advisory fees as listed below*:

                                                 TRUSTMARK ENTITLED                     TRUSTMARK WAIVED
                                            2000         2001        2002          2000        2001        2002
                                            ----         ----        ----          ----        ----        ----
The Money Market Fund                     $1,527,082  $1,791,241   $1,916,595      $549,495   $597,073    $367,292
The Short Term Fund                          443,117     312,409      361,743         --          --          --
The Intermediate Fund                        785,403     698,389      538,580        78,540     69,838     53,860
The Large Cap Equity Fund                  2,161,103   1,671,730      998,234         --          --          --
The Mid Cap Equity Fund                      913,111     744,459      662,982         --          --          --
The Leaders Equity Fund                      --          125,006      203,908         --        55,270     99,558
  (commenced operations on 9/1/00)

* no information is provided for the Treasury Fund which only recently commenced operations.

         Trustmark National Bank also serves as Custodian for each of the Funds. See "Custodian." BISYS Fund Services and its affiliates serve as the Funds' transfer agent and provides certain administrative, shareholder servicing and fund accounting services for each Fund.


         ADMINISTRATOR. The Funds entered into an Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"). Under the contract BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS. For these administrative services, BISYS is entitled to a monthly fee at the annual rate of 0.15% Fund.

         For the fiscal year ended May 31, 2002, BISYS earned fees totaling $447,203, $161,575, $107,715, $249,558, $132,597 and $30,586 from, the Money
Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund, respectively. During the same period, BISYS waived administration fees of $511,095 for the Money Market Fund. *

         For the fiscal year ended May 31, 2001, BISYS earned fees totaling $895,622, $117,154, $209,518, $417,935, $148,893 and $18,751 from the Money
Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund, respectively. During the same period, BISYS waived administration fees of $447,667 for the Money Market Fund. *

         For the fiscal year ended May 31, 2000, BISYS earned fees totaling $763,550, $166,170, $235,623, $540,281and $182,624 from the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund and the Mid Cap Equity Fund respectively, pursuant to each Fund's Administration Agreement. During the same period, BISYS waived administration fees of $407,224 for the Money Market Fund. *

         * no information is provided for the Treasury Fund which only recently commenced operations.

                           DISTRIBUTION OF FUND SHARES

         Performance Funds Distributor, Inc. (the "Distributor"), 3435 Stelzer Road, Columbus, OH 43219, serves as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

                          RULE 12b-1 DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the 1940 Act, the Class A and B Shares of each Fund have adopted Distribution Plans (the "Distribution Plans") which permits the Funds Class A and Class B Shares to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class B average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors, and (v) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of shares of the Funds. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable under the Plan to compensate it for the distribution-related services provided by it or to reimburse it for other distribution-related expenses. The SEC has proposed certain amendments to the Rule. If the proposed amendments are adopted, the distribution arrangement described above may have to be modified to ensure that all payments of distribution expenses are attributable to specific sales or promotional services or activities. Any other amendments to the Rule also could require amendments or revisions to the distribution arrangements described above.

         The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the disinterested Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the trustees of the Trust and the Qualified Trustees.

         For the fiscal year ended May 31, 2002, the Class B Shares of the Money Market Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $3,487, $1,922, $55,726, $4,441 and $2,169, respectively, pursuant to each Fund's Class B Distribution Plan, all of which amounts were paid to the Distributor as financing agent. No Class B Distribution Plan expenses were paid in fiscal year 2002 for the Short Term Government Fund, since there were no Class B Shares outstanding. *


         For the fiscal year ended May 31, 2002, the Class A Shares of the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $300,325, $23,307, $31,304, $131,541, $51,012and $2,628 respectively, pursuant to each
Fund's Distribution Plan. Of the Class A Distribution Plan expenses paid in fiscal year 2002, almost entirely all of the expenses were used for broker/dealer compensation, except the following amounts were retained by the
Distributor: $4,549 for the Money Market Fund, $65 for the Short Term Fund, $25 for the Intermediate Fund, $1,033 for the Large Cap Equity Fund $438 for the Mid Cap Equity Fund, and $3 for the Leaders Equity Fund.


         *no information is provided for the Treasury Fund which only recently commenced operations.

         SERVICE ORGANIZATIONS. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship. Institutional Class investors are not required to purchase shares through or maintains an account with a Service Organization.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds' minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts, which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS, or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class, which bears such expense. No payments were made to Service Organizations for the recent fiscal year end May 31, 2002.

                      CALCULATION OF YIELD AND TOTAL RETURN

         Current yield for the Money Market Fund and the Treasury Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

         Based on the seven-day period ended May 31, 2002, the seven-day yield of each the Class A Shares, Class B Shares and Institutional Class Shares of the Money Market Fund was 1.17%, 0.42% and 1.42% respectively. *

         * no information is provided for the Treasury Fund which only recently commenced operations.

         Effective yield for the Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

         Effective Yield: [(Base Period Return + 1)/(365/7)] - 1

         The yield for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:


                           P (1+T) (exponent n) = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         As indicated in the Prospectus, the Funds may advertise certain yield information.

         Yield for the Government Income Funds will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                           a-b
                        YIELD = -----------------------------
                                2[(cd+1) to the 6th power -1]

(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period.) The net investment income of each of such Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in such Funds' net investment income for this purpose. For purposes of sales literature, such Funds' yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

         Based on the thirty day period ended May 31, 2002 ("30-day base period") the 30 day yield for the Class A Shares and the Institutional Class of the Short Term Fund was 2.81% and 3.15%, respectively, and the 30 day yield for each of the Class A Shares, Class B Shares and the Institutional Class of the Intermediate Fund was 5.09%, 4.68% and 5.63%, respectively. Without fee waivers, such yields would have been lower.

         The average annual total return information (including applicable sales charges) for Class A, Class B and Institutional Class Shares for the periods indicated below is as follows*:

                                                                                 TOTAL RETURN
THE MONEY MARKET FUND                                      CLASS A       CLASS B       CLASS B       INSTITUTIONAL
---------------------                                      -------       --------      --------      -------------
                                                                         (WITHOUT      (WITH LOAD
                                                                         --------      ----------
                                                                         LOAD)
                                                                         -----
One year ended May 31, 2002                                2.01          1.24          -3.76         2.26
5 year                                                     4.54          3.93          3.59          4.80
Inception (9/30/93) to May 31, 2002                        4.63          4.28          4.28          4.89

                                                                                        TOTAL RETURN
THE SHORT TERM GOVERNMENT INCOME FUND                                    CLASS A       CLASS B       INSTITUTIONAL
-------------------------------------                                    -------       -------       -------------
One year ended May 31, 2002 - Return Before Taxes                        2.00%         N/A           5.42%
- Return After Taxes on Distributions                                    0.38%         N/A           3.64%
- Return After Taxes on Distributions and Sale of Fund Shares            1.29%         N/A           3.29%
5 year - Return Before Taxes                                             5.11%         N/A           6.01%
- Return After Taxes on Distributions                                    3.11%         N/A           3.90%
- Return After Taxes on Distributions and Sale of Fund Shares            3.08%         N/A           3.76%
Inception (6/1/92) to May 31, 2002 - Return Before Taxes                 4.93%         N/A           5.49%
- Return After Taxes on Distributions                                    2.91%         N/A           3.37%
- Return After Taxes on Distributions and Sale of Fund Shares            2.93%         N/A           3.34%

                                                                                        TOTAL RETURN
THE INTERMEDIATE TERM INCOME FUND                                        CLASS A       CLASS B       INSTITUTIONAL
---------------------------------                                        -------       -------       -------------
One year ended May 31, 2002 - Return Before Taxes                        2.43%         7.31%         8.34%
- Return After Taxes on Distributions                                    0.33%         5.40%         6.01%
- Return After Taxes on Distributions and Sale of Fund Shares            1.44%         1.38%         5.06%
5-year - Return Before Taxes                                             5.42%         5.99%         6.85%
- Return After Taxes on Distributions                                    3.21%         3.99%         4.51%
- Return After Taxes on Distributions and Sale of Fund Shares            3.21%         3.53%         4.32%
Inception (6/1/92) to May 31, 2002 - Return Before Taxes                 5.77%         6.05%         6.59%
- Return After Taxes on Distributions                                    3.46%         3.84%         4.17%
- Return After Taxes on Distributions and Sale of Fund Shares            3.46%         3.77%         4.09%

                                                                                        TOTAL RETURN
THE LARGE CAP EQUITY FUND                                                CLASS A       CLASS B       INSTITUTIONAL
-------------------------                                                -------       -------       -------------
One year ended May 31, 2002- Return Before Taxes                         -18.26%       -14.41%       -13.58%
- Return After Taxes on Distributions                                    -19.72%       -15.87%       -15.13%
- Return After Taxes on Distributions and Sale of Fund Shares            -9.78%        -9.72%        -6.81%
5-year- Return Before Taxes                                              3.28%         3.85%         4.66%
- Return After Taxes on Distributions                                    2.15%         2.77%         3.44%
- Return After Taxes on Distributions and Sale of Fund Shares            2.75%         3.13%         3.85%
Inception (6/1/92) to May 31, 2002- Return Before Taxes                  10.16%        10.46%        11.01%
- Return After Taxes on Distributions                                    8.99%         9.32%         9.74%
- Return After Taxes on Distributions and Sale of Fund Shares            8.37%         8.67%         9.07%

                                                                                        TOTAL RETURN
THE MID CAP EQUITY FUND                                                  CLASS A       CLASS B       INSTITUTIONAL
-----------------------                                                  -------       -------       -------------
One year ended May 31, 2002- Return Before Taxes                         -4.35%        0.26%         1.22%
- Return After Taxes on Distributions                                    -7.25%        -2.86%        -1.82%
- Return After Taxes on Distributions and Sale of Fund Shares            -0.20%        0.25%         3.35%
5year- Return Before Taxes                                               6.33%         6.90%         7.76%
- Return After Taxes on Distributions                                    3.67%         4.18%         5.03%
- Return After Taxes on Distributions and Sale of Fund Shares            4.77%         5.06%         5.92%
Inception (2/24/94) to May 31, 2002- Return Before Taxes                 11.69%        12.02%        12.67%
- Return After Taxes on Distributions                                    9.57%         9.89%         10.49%
- Return After Taxes on Distributions and Sale of Fund Shares            9.40%         9.73%         10.23%

                                                                                        TOTAL RETURN
THE LEADERS EQUITY FUND                                                  CLASS A       CLASS B       INSTITUTIONAL
-----------------------                                                  -------       -------       -------------
One year ended May 31, 2002- Return Before Taxes                         -12.88%       -8.80%        -7.73%
- Return After Taxes on Distributions                                    -12.88%       -8.80%        -7.73%
- Return After Taxes on Distributions and Sale of Fund Shares            -7.91%        -8.20%        -4.75%
Since inception (9/01/00)- Return Before Taxes                           -19.40%       -17.49%       -16.62%
- Return After Taxes on Distributions                                    -19.40%       -17.49%       -16.62%
- Return After Taxes on Distributions and Sale of Fund Shares            -15.26%       -15.25%       -13.11%


* no information is provided for the Treasury Fund which only recently commenced operations.

         The yield or total return for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.

         In addition, investors should recognize that changes in the net asset values of shares of a Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.

         From time to time, the Trust may quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service, which monitors the performance of mutual funds.

         The Funds' comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments, which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each of the classes of shares of the Trust's Funds is sold on a continuous basis by the Trust's distributor, Performance Funds Distributor (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Funds offer one or more of the following classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the funds offer more than one class of shares. Institutional Class Shares which are not subject to sales charges or a CDSC are available only to certain investors. See the Institutional Class prospectus for more information. This SAI contains additional information which may be of interest to investors.

CLASS A SHARES

         As stated in the Prospectus, the public offering price of Class A Shares of the Money Market Fund and the Treasury Fund is their net asset value per share which they will seek to maintain at $1.00. The public offering price of Class A Shares of each of the other Funds is their net asset value per share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of each such Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase.

         The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge.

         The offering price is rounded to two decimal places each time a computation is made. The sales charge scale and dealer concessions table set forth below applies to purchases of Class A Shares of a Fund.

                                                                  SALES CHARGE AS A
                                                                  PERCENTAGE OF THE                 DEALER
                                      AMOUNT OF SALE               OFFERING PRICE                 CONCESSION
                                      --------------               --------------                 -----------
(All Funds except Money
Market Fund, Treasury Fund           $0-$50,000                         5.25%                        5.00%
and Short
Term Fund)                           $50,001-$100,000                   4.75%                        4.50%
                                     $100,001-$250,000                  3.75%                        3.50%
                                     $250,001-$500,000                  2.75%                        2.50%
                                     $500,001-$1,000,000                1.75%                        1.50%
                                     Over $1,000,000                     0%*                         0.25%

(Short Term Fund Only)               $0-$50,000                         3.00%                        2.75%
                                     $50,001-$100,000                   2.50%                        2.25%
                                     $100,001-$250,000                  2.00%                        1.75%
                                     $250,001-$500,000                  1.50%                        1.25%
                                     $500,001-$1,000,000                1.00%                        0.75%
                                     Over $1,000,000                     0%*                         0.25%

*Although there is no initial sales charge on purchases of Class A shares of $1,000,000 or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares. If these shares are redeemed within 12 months, the redemption proceeds will be reduced by 1.00%. The staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

CLASS B SHARES

         The public offering price of Class B Shares of each Fund is their net asset value per share. Class B shares redeemed prior to seven years from the date of purchase may be subject to a contingent deferred sales charge of 1.00% to 5.00%. Class B Shares are not offered by Short Term Fund. The prospectus contains a table of applicable CDSCs. Class B shares will automatically convert into Class A shares at the end of the month eight years after the purchase date.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents selling Class B shares. A dealer commission of 4.00% of the original purchase price of the Class B shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

         SALES WITHOUT SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGES. The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.

         LETTER OF INTENT. The Funds may waive the sales charge on Class A Shares pursuant to a signed Letter of Intent. The Letter of Intent ("LOI") will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. A LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. A LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.

         COMBINATION PRIVILEGE AND RIGHT OF ACCUMULATION. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund and the Treasury Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Shares of any Fund except the Money Market Fund and the Treasury Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A shares of any Fund (excluding the Money Market Fund and the Treasury Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus
(ii) the then current net asset value of all Class A shares held by the Purchaser in any Fund (excluding the Money Market Fund and the Treasury Fund). To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         CLASS A SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

         (1) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

         (2) Officers, trustees, directors, advisory board members, employees and retired employees of the Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Investment Advisor (and spouses, children and parents of each of the foregoing);


         (3) Investors for whom Trustmark, a Trustmark correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

         (4) Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and

         (5) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

         In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

         CLASS B SHARES CDSC WAIVERS. The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (3) minimum required distributions from qualified retirement plans to Shareholders that have attained the age of 70-1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and (5) investors who purchases Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

         In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds of the Trust as described under "Exchange Privilege" in the Prospectus.

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Company to determine the fair market value of its net assets.

         Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each Fund is determined by the Administrator of the Funds on each day the New York Stock Exchange is open for trading. The net asset value per share is calculated at 12 noon (eastern time) for the Money Market Fund and the Treasury Fund and at 4:00 p.m. (eastern time) for all other Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, Inc. are accrued daily and taken into account for the purpose of determining the net asset value.

         As indicated under "Fund Share Valuation" in the prospectus, the Money Market Fund and the Treasury Fund use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Money Market Fund or the Treasury Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of the Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund and the Treasury Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 13 months or less and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's or the Treasury Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The extent of any deviations from $1.00 per share will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

         Securities of the Funds for which market quotations are available are valued at latest prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Board of Trustees.

         With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution taking into account the broker's general execution and operational facilities, the type of transaction involved and other factors. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         The Adviser may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through whom the Adviser places securities transactions for a Fund may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Funds. In so allocating portfolio transactions, the Adviser may, in compliance with Section 28(e) of the Securities Exchange Act of 1934, cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.

         Except in the case of equity securities purchased by the Equity Funds, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees. Under the Investment Company Act of 1940, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers.

         Purchases and sales of equity securities for the Equity Funds typically are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities for the Equity Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser will generally seek reasonably competitive spreads or commissions, the Equity Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         As permitted by Section 28 (e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The amounts of transactions involving such commissions for research services and the services provided by such broker-dealers are periodically reviewed by the Board of Trustees.

         For the fiscal year ended May 31, 2002, the Money Market Fund and the Treasury Fund did not pay any brokerage commissions. During the same period, the Mid Cap Equity Fund, Large Cap Equity Fund, and the Leaders Equity Fund paid $106,261, $117,486 and $104,104, respectively, in brokerage commissions.

         For the fiscal year ended May 31, 2001, the Money Market Fund and the Treasury Fund did not pay any brokerage commissions. During the same period, the Mid Cap Equity Fund, Large Cap Equity Fund, and the Leaders Equity Fund paid $16,555, $58,932, and $23,395, respectively, in brokerage commissions.

         For the fiscal year ended May 31, 2000, the Funds paid brokerage commissions as follows: $92,927 for the Large Cap Equity Fund and $242,675 for the Mid Cap Equity Fund. No payments were made by the Money Market Fund, the Short Term Fund or the Intermediate Fund.

     As of May 31, 2002, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund held investments in securities of their regular broker-dealers as follows:

                                     APPROXIMATE AGGREGATE VALUE OF ISSUER'S
                                                  SECURITIES OWNED                                NAME OF
FUND                                          BY THE FUND AT 5/31/2002                       BROKER OR DEALER
----                                          ------------------------                       ----------------
Money Market Fund                                $19,970,667                                Bear Stearns & Company
                                                 $27,557,662                              Bank of America Securities
Short Term Fund                                  $1,027,500                              Lehman Brothers Holdings Inc.
Short Term Fund                                  $1,033,750                               Morgan Stanley Dean Witter
Intermediate Term Fund                           $770,000                                  Bankers Trust Corporation
Intermediate Term Fund                           $1,048,749                                 Bear Stearns & Company
Intermediate Term Fund                           $987,500                                  Merrill Lynch and Company
                                                 $1,533,124                               Morgan Stanley Dean Witter
                                                 $1,279,688                           Salomon Smith Barney Holdings, Inc.
Large Cap Equity Fund                            $1,745,218                                JP Morgan Chase & Company
                                                 $2,006,079                                Merrill Lynch and Company
Large Cap Equity Fund                            $1,455,314                             Morgan Stanley Dean Witter Co.
Mid Cap Equity Fund                              $3,274,040                                   A.G. Edwards, Inc.
Mid Cap Equity Fund                              $389,500                                   Neuberger Berman, Inc.
Leaders Equity Fund                              $465,465                               Lehman Brothers Holdings, Inc.


         PORTFOLIO TURNOVER. Because each portfolio of the Money Market Fund and the Treasury Fund consists of securities with relatively short-term maturities, the Funds can expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because the portfolio securities will in most cases be held to maturity and will not be resold. Also, it is not anticipated that the Money Market Fund and the Treasury Fund will incur brokerage commissions in connection with any of its portfolio transactions.

         The portfolio turnover rate for the Government Income Funds generally is not expected to exceed 250%. The portfolio turnover rate for the Small Cap Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund are not expected to exceed 200%, 200% and 100%, respectively. For the fiscal year ended May 31, 2002, the portfolio turnover rates for the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund the Mid Cap Equity Fund and Leaders Equity Fund were 39%, 7%, 8%, 39% and 152% respectively. For the fiscal year ended May 31, 2001, the portfolio turnover rates for the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund the Mid Cap Equity Fund and Leaders Equity Fund were 29%, 14%, 2%, 62%, and 140% respectively. The portfolio turnover rate will not be a limiting factor when the Adviser deems portfolio changes appropriate.

                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of dividends and distributions made by the Trust. This section of the SAI includes additional information concerning federal income taxes.

         Qualification by a Fund as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") requires, among other things, that (a) at least 90% of a Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities, options, futures, forward contracts, foreign currencies, and other income derived with respect to its business of investing in stock or securities; and (b) a Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities (except that such other securities must be limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund will not be subject to federal income tax on its net investment income and net capital gains which are distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

         Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income for the calendar year,
(ii) 98% of capital gain net income for the one year period ending on October 31 and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the regulated investment company from its current year's ordinary income and capital gain net income and (ii) any amount on which the regulated investment company pays income tax for the year.

         For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

For federal income tax purposes, the following Funds had capital loss carryforwards as of May 31, 2002 which are available to offset future capital gains, if any, to the extent provided by Treasury regulations:

                                          AMOUNT          EXPIRES
                                          ------          -------
Short Term Government Income Fund        $974,536          2003
Short Term Government Income Fund        $595,936          2005
Short Term Government Income Fund        $210,095          2008
Short Term Government Income Fund        $723,544          2009
Intermediate Term Fund                   $2,294,291        2003
Intermediate Term Fund                   $114,007          2005
Intermediate Term Fund                   $314,674          2008
Intermediate Term Fund                   $4,067,522        2009
Mid Cap Equity Fund                      $979,338          2010
Small Cap Equity Fund                    $447,230          2007
Small Cap Equity Fund                    $6,561,229        2008
Small Cap Equity Fund                    $848,383          2010
Leaders Equity Fund                      $929,898          2009
Leaders Equity Fund                      $6,071,275        2010

         A capital gains distribution will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution will be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal tax purposes.

         It is anticipated that a portion of the dividends paid by the Equity Funds will qualify for the dividends-received deduction available to corporations. The Equity Funds are required to notify shareholders of the amount of dividends which will qualify for the deduction within 60 days of the close of each Fund's taxable year. The dividends paid by the other Funds are not expected to qualify. Tax law proposals introduced from time to time, may also affect the dividends received deduction.

         If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares the shareholder subsequently pays a reduced sales load for shares of a Fund, the sales load previously incurred acquiring the Fund's shares shall not be taken into account (to the Extent such previous sales loads so not exceed the reduction in sales loads) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 60-day period beginning 30 days before and ending 30 days after the day the shares are disposed.

         If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by a Fund at the end of a fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Any gain or loss recognized with respect to forward currency contracts is considered to be 60% long term capital gain or loss and 40% short term capital gain or loss, without regard to the holding period of the contract. Code Section 988 may also apply to forward contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules (such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules) that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. Investors should consult their tax advisers with respect to such rules.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

         FOREIGN SHAREHOLDERS. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a

U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

                          SHARES OF BENEFICIAL INTEREST

         Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, eight of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.

         Each Fund offers Class A shares, Class B shares (except for the Short Term Fund) and Institutional Class shares. Institutional Class shares and Class A and B shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B shares may be subject to a contingent deferred sales charge and Class A and B shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. The Funds currently offer their shares in multiple classes, each with different sales arrangements and bearing different expenses. Under the Funds' Articles of Incorporation, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (II) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least

10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

As of September __, 2002, the following were five percent or greater shareholders of the Funds:

                                 SHORT TERM FUND

INSTITUTIONAL CLASS                               SHARE BALANCE     PERCENTAGE
                                                  -------------     ----------
Harman & Co.                                         3,392,257         39.6%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         4,908,290         57.3%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291
CLASS A SHARES

CLASS A SHARES

Joseph C. Ziegler, Jr.
c/o BISYS Brokerage Service                          230,892           49.7%
P.O. Box 4054
Concord, CA  94524

Donaldson Lufkin Jenrette                            45,639            9.8%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Nationwide Trust Company                             86,130            18.5%
FSB
P.O. Box 182029
Columbus, OH  43218
CLASS B SHARES

None.

                          INTERMEDIATE TERM GOVERNMENT

INSTITUTIONAL CLASS

Harman & Co.                                         6,039,058         40.8%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         8,313,102         56.2%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Joseph C. Ziegler, Jr.
c/o BISYS Brokerage Service                          419,877           67.9%
P.O. Box 4054
Concord, CA  94524

Nationwide Insurance Company                         34,743            5.6%
QPVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218

Nationwide Trust Company                             56,469            9.1%
FSB
P.O. Box 182029
Columbus, OH 43218

CLASS B SHARES

Donaldson Lufkin Jenrette                            4,883             48.5%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998


Donaldson Lufkin Jenrette                            847               8.4%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

Donaldson Lufkin Jenrette                            1,896             18.8%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

Donaldson Lufkin Jenrette                            2,051             20.3%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303

                               MID CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                         1,930,380         35.7%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         2,834,401         52.4%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

BISYS Brokerage Service                              582,493           10.7%
Account No. 506-22408-16
P.O. Box 4054
Concord, CA  94524

CLASS A SHARES

BISYS Brokerage Service                              296,419           30.3%
Account No. 506-22408-16
P.O. Box 4054
Concord, CA  94524

Nationwide Trust Company                             74,615            7.6%

CLASS B SHARES

Donaldson Lufkin Jenrette                            5,319             19.1%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998


Donaldson Lufkin Jenrette                            3,068             11.0%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

Donaldson Lufkin Jenrette                            6,543             23.5%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

                              LARGE CAP EQUITY FUND
INSTITUTIONAL CLASS

Harman & Co.                                         2,089,693         20.7%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         4,042,612         40.1%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

First American Trust Company                         1,876,422         18.6%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

BISYS Brokerage Service                              685,064           6.8%
P.O. Box 4054
Concord, CA  94524

First American Trust Company                         1,094,942         10.8%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

CLASS A SHARES

Joseph C. Ziegler, Jr.
c/o BISYS Brokerage Service                          343,567           18.6%
P.O. Box 4054
Concord, CA  94524

CLASS B SHARES

Donaldson Lufkin Jenrette                            16,226            6.3%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303

INSTITUTIONAL CLASS

Harman & Co.                                         1,533,585         30.4%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         3,097,032         61.5%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

BISYS Brokerage Service                              398,850           7.9%
P.O. Box 4054
Concord, CA  94524

CLASS A SHARES

Donaldson Lufkin Jenrette                            45,131            9.8%
Securities Corporation Inc.

P.O. Box 2052
Jersey City, NJ 07303-2052

BISYS Brokerage Service                              228,559           50%
Account No. 506-22408-16
P.O. Box 4054
Concord, CA  94524

Nationwide Insurance Company                         32,950            7.2%
QPVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218

Nationwide Trust Company                             58,733            12.9%
FSB
P.O. Box 182029
Columbus, OH 43218

Kenneburt & Co.                                      47,857            10.4%
ST DOM PP TRMARK
P.O. Box 12365
Birmingham, AL  35202

CLASS B SHARES

Donaldson Lufkin Jenrette                            3,758             62.7%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                            1,219             20%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                            687               11.4%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


                               LEADERS EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                         1,632,090         32.7%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                         2,384,401         50.2%
c/o Trustmark National Bank

Trust Department
P.O. Box 291
Jackson, MS 39205-0291

BISYS Brokerage Service                              582,439           12.97%
Account No. 506-22408-16
P.O. Box 4054
Concord, CA  94524

CLASS A SHARES

BISYS Brokerage Service                              294,768           28.74%
Account No. 506-22408-16
P.O. Box 4054
Concord, CA  94524

CLASS B SHARES

Donaldson Lufkin Jenrette                            4,768             19.9%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998


                                MONEY MARKET FUND
INSTITUTIONAL CLASS

Harman & Co.                                         459,590,441       98.4%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

W.G. Yates & Sons Construction Co.                   4,932,875         6.1%
P.O. Box 456
Philadelphia, MS 39350-0456

CLASS B SHARES

Donaldson Lufkin Jenrette                            39,553            9.6%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                            32,005            7.7%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Christopher Scott
Byron Thomas Hetrick
FLO Hampton Scott Holt Estate
P.O. Box 3278
Jackson, MS 39207                                    139,000           33.8%

A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

OTHER INFORMATION

         The Trust's Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    CUSTODIAN

         Trustmark National Bank acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Trustmark National Bank receives an asset-based fee and transaction charges.

         For the fiscal year ended May 31, 2002, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $255,547, $36,175, $43,087, $66,549, $35,360, and $8,156, respectively, to the Custodian. *


         For the fiscal year ended May 31, 2001, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $238,833, $31,241, $55,872, $111,450, $39,705 and $5,000, respectively, to the Custodian. *


         For the fiscal year ended May 31, 2000, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund and the Mid Cap Equity Fund paid $203,612, $44,312, $62,833, $144,074, and $48,700, respectively, to the Custodian.


* no information is provided for the Treasury Fund which only recently commenced operations.

                                     EXPERTS

             PricewaterhouseCoopers LLP serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhoseCoopers LLP's address is 100 East Broad Street, Columbus, Ohio 43215.

                              FINANCIAL STATEMENTS

Financial Statements for the Funds (except for the Treasury Fund) as of May 31, 2002 and for the period then ended including the Report of PricewaterhouseCoopers LLP, independent accountants, as contained in the Annual Report to Shareholders are incorporated by reference.

                                    APPENDIX

         The following is a description of the ratings by Moody's and Standard & Poor's.

                         MOODY'S INVESTORS SERVICE, INC.

         Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1

                          STANDARD & POOR'S CORPORATION

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("SAP"). Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.

         D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION


ITEM 23. EXHIBITS.


(a)               Trust Instrument. (1)

(b)      (1)      Bylaws of Registrant. (1)

(b)      (2)      Amendment to Bylaws. (8)

(c)               None.

(d)      (1)      Revised Master Investment Advisory Contract between
                  Registrant and Trustmark National Bank. (4)

(d)      (2)      Investment Advisory Contract Supplement for The Small
                  Cap Fund. (7)

(d)      (3)      Investment Advisory Contract Supplement for the
                  Leaders Equity Fund. (13)


(d)      (4)      Transfer and Assumption Agreement between the Registrant,
                  Trustmark National Bank, and Trustmark Investment Advisors,
                  Inc. -- filed herewith


(d)      (5)      Investment Advisory Contract Supplement for The U.S.
                  Treasury Money Market Fund. (16)


(e)      (1)      Revised Distribution Agreement between Registrant and
                  Performance Funds Distributor, Inc. (7)

(e)      (2)      Amendment to Distribution Agreement between Registrant
                  and Performance Funds Distributor, Inc. (9)

(f)               None.

(g)               Custodian Agreement between Registrant and Trustmark National
                  Bank.(2)

(h)      (1)      Master Administration Agreement between Registrant and BISYS
                  Fund Services. (7)

(h)      (2)      Amendment to Administration Agreement between Registrant and
                  BISYS Fund Services Ohio, Inc. (9)

(h)      (3)      Transfer Agency Agreement between Registrant and BISYS Fund
                  Services, Inc. (7)

(h)      (4)      Fund Accounting Agreement between Registrant and BISYS Fund
                  Services, Inc. (7)

(h)      (5)      Amendment to Transfer Agency Agreement between Registrant and
                  BISYS Fund Services Ohio, Inc.  (9)

(h)      (6)      Amendment to Fund Accounting Agreement between Registrant and
                  BISYS Fund Services Ohio, Inc. (9)

(h)      (7)      Joint Marketing Agreement - (14)


(h)      (8)      Amendment to Transfer Agency Agreement between Registrant and
                  BISYS Fund Services Ohio, Inc. -- filed herewith

(i)               Opinion of Counsel -- filed herewith


(j)               Consent of Independent Accountants - filed herewith

(k)               None.

(l)               Subscription Agreement. (3)

(m)      (1)      Amendment to Rule 12b-1 Distribution Plan and Agreement
                  between Registrant and Performance Funds Distributor, Inc. (7)

(m)      (2)      Supplement to the Rule 2b-1 Distribution Plan and Agreement
                  between The Small Cap Fund and Performance Funds
                  Distributor, Inc. (7)

(m)      (3)      Revised Plan of Distribution Pursuant to Rule 12b-1 for Class
                  A Shares (9)

(m)      (4)      Revised Plan of Distribution Pursuant to Rule 12b-1 for Class
                  B Shares (9)

(m)      (5)      Services Agreement between Performance Funds Distributor,
                  Inc. and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS
                  Fund Services. (7)

(m)      (6)      Compensation Agreement between Trustmark National Bank
                  and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS Fund
                  Services. (7)

(m)      (7)      Dealer and Selling Group Agreement with Performance
                  Funds Trust. (7)

(m)      (8)      Service Organization Agreement--Class A Shares  (10)

(m)      (9)      Service Organization Agreement--Class B Shares(10)

(m)     (10)      Service Organization Agreement--Institutional Class Shares(10)

(m)     (11)      Revised Dealer and Selling Group Agreement (10)

(n)     (1)       Amended and Restated Rule 18f-3 Plan to incorporate Class A and B Shares--(13)

(n)     (2)       Amended and Restated Rule 18f-3 Plan to incorporate Leaders
                  Equity Fund-- (12)

(p)     (1)       Code of Ethics of the Registrant -- (13)

(p)     (2)       Code of Ethics of BISYS Fund Services Limited Partnerships and
                  Performance Funds Distributor -- (13)


(p)     (3)       Code of Ethics of Trustmark Investment Advisors, Inc. --
                  filed herewith


The following footnotes incorporate by reference to the filings indicated:
(1)       Filed with original Registration Statement on March 12, 1992.
(2)       Filed with Pre-Effective Amendment No. 3 on May 22, 1992.
(3)       Filed with Pre-Effective Amendment No. 1 on April 29, 1992.
(4)       Filed with Post-Effective Amendment No. 1 on November 23, 1992.
(5)       Filed with Post-Effective Amendment No. 4 on September 30, 1994.
(6)       Filed with Post-Effective Amendment No. 6 on September 27, 1996.
(7)       Filed with Post-Effective Amendment No. 8 on September 26, 1997.
(8)       Filed with Post-Effective Amendment No. 9 on March 31, 1998.
(9)       Filed with Post-Effective Amendment No. 10 on July 31, 1998.
(10)      Filed with Post-Effective Amendment No. 11 on September 30, 1998
(11)      Filed with Post-effective Amendment No. 12 on July 30, 1999
(12)      Filed with Post-effective Amendment No. 14 on June 2, 2000.
(13)      Filed with Post-effective Amendment No. 16 on August 18, 2000.
(14)      Filed with Post-effective Amendment No. 17 on July 24, 2001
(15)      Filed with Post-Effective Amendment No. 19 on December 12, 2001
(16)      Filed with Post-Effective Amendment No. 20 on February 11, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.



ITEM 25. INDEMNIFICATION.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and
Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 4 of the Master Investment Advisory Contract (Exhibit (d) to this Registration Statement) and Section 1.12 of the Master Distribution Contract (Exhibit (e) to this Registration Statement) limit the liability of Trustmark National Bank to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Trustmark Investment Advisors, Inc is a wholly-owned Subsidiary of Trustmark National Bank which in turn is a subsidiary of Trustmark Corporation, a bank holding company located in Jackson, Mississippi. Information regarding the directors and officers of the Investment Advisor is included in the Investment Advisors from ADV on file with the Securities and Exchange Commission and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER.

         (a) Performance Funds Distributor, Inc. 3435 Stelzer Road, Columbus, OH 43219, acts as Distributor/ Underwriter for no other registered investment company.

         (b)      Officers and Directors.


NAME AND PRINCIPAL
POSITIONS AND OFFICES
BUSINESS ADDRESS*                              POSITIONS AND OFFICES
WITH UNDERWRITER                               WITH REGISTRANT
----------------                               ---------------

Lynn J. Magnum                                         None
Director


Walter B. Grimm                                     Trustee and
President                                            President

Kevin J. Dell                                          None
Secretary


Dennis Sheehan                                         None
Director/Treasurer

William J. Tomko                                       None
President

Charles L. Booth                                       None
Vice President/Assistant
Compliance Officer

Richard F. Froio                                       None
Vice President/Chief
Compliance Officer

Edward S. Forman                                       None
Assistant Secretary

Robert A. Bucher                                       None
Financial Operations Officer

         (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

         (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank and Trustmark Financial Service, Inc, 248 East Capitol Street, Jackson, Mississippi, 39201.

         (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc.*

         (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Performance Funds Distributor, Inc. *

* All addresses are 3435 Stelzer Road, Columbus, Ohio 43219.


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on September 27, 2002.



                                          PERFORMANCE FUNDS TRUST (REGISTRANT)

                                          By: /s/ WALTER B. GRIMM
                                          Walter B. Grimm, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE DATE                         TITLE                 DATE
--------------                         -----                 ----
/s/ JOHN J. PILEGGI                    Trustee        September 27, 2002
John J. Pileggi

/s/ JAMES H. JOHNSTON, III*            Trustee        September 27, 2002
James H. Johnston, III

/s/ JAMES T. MALLETTE*                 Trustee        September 27, 2002
James T. Mallette

/s/ WALTER P. NEELY*                   Trustee        September 27, 2002
Walter P. Neely

/s/ CHARLES M. CARR**                  Trustee        September 27, 2002
Charles M. Carr

/s/ WALTER B. GRIMM                    Trustee        September 27, 2002
Walter B. Grimm                        President

/s/ NADEEM YOUSAF                      Treasurer      September 27, 2002
Nadeem Yousaf


*By: /s/ JOHN J. PILEGGI
         John J. Pileggi, Attorney-in-Fact pursuant to Power of Attorney previously filed.

** /s/ WALTER B. GRIMM
         Walter B. Grimm, Attorney-in-Fact pursuant to Power of Attorney previously filed.